SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]

Pre-Effective Amendment No.                                            [ ]

Post-Effective Amendment No.            6        (File No. 33-63909)   [X]
                                    --------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]

Amendment No.            7          (File No. 811-07407)               [X]
                    ---------


STRATEGIST TAX-FREE INCOME FUND, INC.
IDS Tower 10, Minneapolis, Minnesota 55440-0010

Eileen J. Newhouse - IDS Tower 10,
Minneapolis, Minnesota 55440-0010
(612) 671-2772

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

    [ ]  immediately upon filing pursuant to paragraph (b)
    [X]  on Jan. 28, 2000 pursuant to paragraph (b)
    [ ]  60 days after filing pursuant to paragraph (a)(1)
    [ ]  on [date] pursuant to paragraph  (a)(1)
    [ ]  75 days after filing pursuant to paragraph (a)(2)
    [ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Tax-Free Income Trust also has executed this Amendment to the Registration Statement.

Strategist Tax-Free Income Fund, Inc.


Prospectus
Jan. 28, 2000

Strategist Tax-Free High Yield Fund seeks to provide shareholders with a high yield generally exempt from federal income taxes.


Please note that this Fund:

     o    is not a bank deposit
     o    is not federally insured
     o    is not endorsed by any bank or government agency
     o    is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                                         2

Goal                                                             2
Investment Strategy                                              2
Risks                                                            4
Past Performance                                                 5
Fees and Expenses                                                7
Management                                                       8

Buying and Selling Shares                                        8
Valuing Fund Shares                                              8


Purchasing Shares                                                9
Exchanging/Selling Shares                                        13


Distributions and Taxes                                          15

Personalized Shareholder Information                             16

Master/Feeder Structure                                          17

Business Structure                                               18

Financial Highlights                                             20


Appendix                                                         21

The Fund


Strategist Tax-Free High Yield Fund (the Fund) is closed to new accounts. Existing shareholders of the Fund may continue to purchase additional shares. See "Purchasing Shares." The Fund may resume sales to new investors at some future date, but it has no present intention to do so.

GOAL
The Fund seeks to provide shareholders with a high yield generally exempt from federal income taxes. Because any investment involves risk, achieving this goal cannot be guaranteed. The Fund seeks to achieve its goal by investing all of its assets in a master portfolio rather than by directly investing in and managing its own portfolio of securities.The master portfolio has the same goal and investment policies as the Fund.

INVESTMENT STRATEGY
The Fund's assets primarily are invested in medium and lower quality bonds (junk bonds) and other debt obligations. Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds and in other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax and is not subject to the alternative minimum tax. However, the Fund may invest up to 20% of its net assets in debt obligations the interest from which is subject to the alternative minimum tax.


The selection of municipal obligations that are tax-exempt is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:

o Considering opportunities and risks in municipal obligations given current and expected interest rates.

o    Identifying municipal obligations that:

     --   are medium or lower quality,
     -- have similar qualities, in AEFC's opinion, even though they are not rated or have been given a lower rating by a rating agency,
     --   have long-term maturities with higher yields,
     -- have characteristics (coupon, call, maturity, etc.) that fit our investment strategy at the time of purchase.

o Identifying investments that contribute to the portfolio diversification of the Fund, including both the number of issuers and the types of securities held in the portfolio.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

     --   the security is overvalued relative to alternative investments,
     -- the issuer's credit rating declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell),
     -- political, economic, or other events could affect the issuer's performance,
     --   AEFC expects the issuer to call the security,
     --   AEFC identifies a more attractive opportunity, and
     -- the issuer or the security continues to meet the other standards described above.


Although not a primary investment strategy, the Fund also may invest in other instruments, such as money market securities and other short-term tax-exempt securities, derivatives (such as: futures, options and forward contracts) and other instruments.

During weak or declining markets, the Fund may invest more of its assets in money market securities or certain taxable investments. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


   Market Risk
   Interest Rate Risk
   Credit Risk
   Legal/Legislative Risk
   Call/Prepayment Risk


Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.


Legal/Legislative Risk
Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.


Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

PAST PERFORMANCE

The following bar chart and table show the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o    how the Fund's average annual total returns compare to a recognized index.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


 Strategist Tax-Free High Yield Fund Performance (based on calendar years)
--------------------------------------------------------------------------------

+5.10%  +12.02% +8.70%  +9.73%  -5.07%  +17.39%  +2.47%  +9.78%  +5.59%   -3.43%
--------------------------------------------------------------------------------
1990    1991    1992    1993    1994    1995     1996*   1997    1998     1999

During the period shown in the bar chart, the highest return for a calendar quarter was +3.61% (quarter ending June, 1997) and the lowest return for a calendar quarter was -1.29% (Quarter ending June, 1999).

The Fund's year to date return as of Dec. 31, 1999 was -3.43%.

* On May 13, 1996, AXP High Yield Tax-Exempt Fund (the predecessor fund) transferred all of its assets to the Portfolio. The performance information in this and the following table represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

 Average Annual Total Returns (as of Dec. 31, 1999)

                                         1 year         5 years       10 years

 Strategist Tax-Free High Yield Fund     -3.43%         +6.13%         +6.03%

 Lehman Brothers Municipal Bond Index    -2.06%         +6.91%         +6.89%

 Lipper General Municipal Debt Index     -4.07%         +6.14%         +6.29%


This table shows total returns from a hypothetical investment in the Fund. These returns are compared to the indexes shown for the same periods. For purposes of this calculation, information about the Fund assumes no adjustments for taxes an investor may have paid on the reinvested income and capital gains.


Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held by the Fund.

The Lipper General Municipal Debt Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(a) (fees paid directly from your investment)

Maximum sales charge (load)
imposed on purchases(b)
(as a percentage of offering price)                      0%

 Annual Fund operating expenses(c) (expenses that are deducted from Fund assets)

(as a percentage of average daily net assets):


 Management fees(d)                                      0.45%

 Distribution (12b-1) fees                               0.25%

 Other expenses(e)                                       0.25%

 Total(f)                                                0.95%


(a) A wire transfer charge, currently $15, is deducted from your brokerage account for wire transfers made at your request.


(b) There are no sales loads; however, the Fund reserves the right upon 60 days' advance written notice to shareholders to impose a redemption fee of up to 1% on shares redeemed within one year of purchase.


(c) Both in this table and the following example, Fund operating expenses include expenses charged by both the Fund and the Portfolio.


(d) The management fee is paid by the Trust on behalf of the Portfolio.


(e) Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.


(f) The Advisor and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses until Nov. 30, 2000. Under this agreement, total expenses will not exceed 0.95%. For the most recent fiscal year actual total expenses with fee waivers and expense reimbursement were 3.25%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you sell your shares at the end of the years shown, your costs would be:

        1 year           3 years           5 years          10 years


         $97               $303             $526            $1,171


This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

MANAGEMENT


The Fund's assets are invested in Tax-Free High Yield Portfolio (the Portfolio), which is managed by AEFC. Kurt Larson, vice president and senior portfolio manager, joined AEFC in 1961. He has managed the assets of the Portfolio and its predecessor fund since 1979.


Buying and Selling Shares

VALUING FUND SHARES


The public offering price for a single Fund share is the net asset value (NAV). The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Time (CT), each business day (any day the New York Stock Exchange is open).

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

PURCHASING SHARES


The Fund is closed to new accounts. Purchases are limited to existing accounts only. The discussion below regarding brokerage accounts and the purchase of shares of the Fund is qualified by this limitation.

You may purchase additional shares of the Fund in which you are invested through a brokerage account maintained with American Express Financial Advisors Inc. (the Distributor). Payment for shares must be made directly to the Distributor.


Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

     o    a $50 penalty for each failure to supply your correct TIN,

     o a civil penalty of $500 for a false statement that results in no backup withholding, and

     o    criminal penalties for falsifying information.

You also could be subject to backup withholding for failure to report interest or dividends on your tax return. For details on TIN requirements, call 800-297-7378 to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification."

Deposits into your brokerage account

You may deposit money into your brokerage account by check, wire or many other forms of electronic funds transfer (securities also may be deposited). All deposit checks should be made payable to American Express Financial Advisors Inc. If you would like to wire funds into your existing brokerage account or add to your account by electronic transfer, please contact the Distributor at 800-297-7378 for instructions.

Minimum Fund investment requirements

Your initial investment in the Fund may be as low as $2,000 ($1,000 for custodial accounts, Individual Retirement Accounts and certain other retirement plans). The minimum subsequent investment is $100. These requirements may be reduced or waived as described in the SAI.

When and at what price shares will be purchased

You must have money available in your brokerage account in order to purchase Fund shares. If your request and payment (including money transmitted by wire) are received and accepted by the Distributor before 2 p.m. CT, your order will be priced at the next calculated NAV. See "Valuing Fund Shares."

Methods of purchasing shares

You may purchase shares of the Fund in three ways.

 1 By telephone:

You may use money in your brokerage account to make purchases. To place your order, call 800-297-7378.

 2 By mail:

Mail written purchase requests (along with any checks) to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. These requests should include:

     o your brokerage account number (or a brokerage account application), and

     o the name of the Fund and the dollar amount of shares you would like purchased.


Your check should be made payable to American Express Financial Advisors Inc. It will be deposited into your brokerage account and used to cover your purchase request.


 3 By systematic purchase:

Once you have opened a brokerage account, you may authorize the Distributor to automatically purchase shares on your behalf at intervals and in amounts selected by you as described below.

Systematic Purchase Plan

The Distributor offers a Systematic Purchase Plan (SPP) that allows you to make periodic investments in the Fund automatically and conveniently. Participating in the SPP will save you the time and expense associated with writing checks or wiring money.

Investment minimums

You can make automatic investments in any amount, from $100 to $50,000.

Investment methods

There are two ways to make automatic investments in your brokerage account:

(1) Using uninvested cash in your brokerage account: If you elect this option, uninvested cash in your brokerage account will be used to make the investment and, if necessary, shares of your Money Market Fund will be sold to cover the balance of the purchase.

(2) Using bank authorizations: If you elect this option, money is transferred from your bank checking or savings account into your brokerage account for automatic investments.

You will need to select a transfer date (when the money is transferred into your brokerage account). If you change your bank authorization date, it may also be necessary to change your automatic investment date to coincide with the new transfer date.

Investment frequency

You can select the frequency of your automatic investments (example: twice monthly, monthly or quarterly). Quarterly investments are made on the date selected in the first month of each quarter (January, April, July and October).

Changing instructions to an already established plan

If you  want  to  change  the  fund(s)  selected  for  your  SPP  you  may  call
800-297-7378, or send written instructions clearly outlining the changes to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. These instructions must include:

o    The funds with SPP that you want to cancel,

o The newly selected fund(s) in which you want to begin making automatic investments (for which you have an existing account) and the amount to be invested in each fund, and

o The investment frequency and investment dates for your new automatic investments.

Terminating your SPP

If you wish to terminate your SPP, you may call 800-297-7378, or send written instructions to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196.

Terminating bank authorizations

If you wish to terminate your bank authorizations, you may do so at any time by notifying American Express Financial Direct in writing or by calling 800-297-7378. Your bank authorization will not automatically terminate when you cancel your SPP.

If you are canceling your bank authorizations and you wish to cancel your SPP, you must also provide instructions stating that the Distributor should cancel your SPP. You may notify the Distributor by sending written instructions to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196 or telephoning 800-297-7378. Your systematic investments will continue using brokerage account assets if the Distributor does not receive notification to terminate your systematic investments as well.

To avoid procedural difficulties, the Distributor must receive instructions to change or terminate your SPP or bank authorizations at least 10 days prior to your scheduled investment date.

Minimum balance and account requirements

The Fund reserves the right to sell your shares if, as a result of sales, the aggregate value of your holdings in the Fund drops below $1,000 ($500 in the case of custodial accounts, IRAs and other retirement plans). You will be notified in writing 30 days before the Fund takes such action to allow you to increase your holdings to the minimum level. If you close your brokerage account, the Fund will automatically sell your shares and mail the proceeds to you.

Wire transfers to your bank

Money can be wired from your brokerage account to your bank account. Call the Distributor at 800-297-7378 for additional information on wire transfers. A $15 service fee will be charged against your brokerage account for each wire sent.

EXCHANGING/SELLING SHARES

Exchanging Shares


You can exchange your shares of the Fund for shares of other funds in the Strategist Fund Group in which you have an existing account at any time. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund. When exchanging into another fund you must meet that fund's minimum investment requirements. You may make up to four exchanges per calendar year.


The Distributor and the Fund reserve the right to reject any exchange, limit the amount or modify or discontinue the exchange privilege to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt a Fund's investment strategies or increase its costs.

Selling Shares

You may sell your shares at any time. Your sale price will be the next NAV calculated after receipt by the Distributor of proper sale instructions, as described below.


There are no sales loads; however, the Fund imposes a 0.50% fee for shares sold or exchanged within 180 days of their purchase date. This fee reimburses the Fund for brokerage fees and other costs incurred. This fee also helps assure that long-term shareholders are not unfairly bearing the costs associated with frequent traders.


Normally, payment for shares sold will be credited directly to your brokerage account on the next business day. However, the Fund may delay payment, but no later than seven days after the Distributor receives your selling instructions in proper form. Sale proceeds will be held in your brokerage account or mailed to you according to your account instructions.

If you recently purchased shares by check, your sale proceeds may be held in your brokerage account until your check clears (which may take up to 10 days from the purchase date) before a check is mailed to you.

The Fund reserves the right to redeem in kind.

Two ways to request an exchange or sale of shares

 1 By telephone:

You may exchange or sell your shares by calling 800-297-7378. Alternatively, you can mail your exchange or sale requests as described below.

To properly process your telephone exchange or sale request we will need the following information:

o your brokerage account number and your name (for exchanges, both funds must be registered in the same ownership),

o    the name of the fund from which you wish to exchange or sell shares,

o    the dollar amount or number of shares you want to exchange or sell, and

o    the name of the fund into which shares are to be exchanged, if applicable.

Telephone exchange or sale requests received before 2 p.m. CT on any business day, once the caller's identity and account ownership have been verified by the Distributor, will be processed at the next calculated NAV. See "Valuing Fund Shares."

 2 By mail:

You also may request an exchange or sale by writing to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Once an exchange or sale request is mailed it is irrevocable and cannot be modified or canceled.

To properly process your mailed exchange or sale request, we will need a letter from you that contains the following information:

o    your brokerage account number,

o    the name of the fund from which you wish to exchange or sell shares,

o    the dollar amount or number of shares you want to exchange or sell,

o the name of the fund into which shares are to be exchanged, if applicable, and

o a signature of at least one of the brokerage account holders in the exact form specified on the account.

Telephone Transactions

The privilege to initiate transactions by telephone is automatically available through your brokerage account. The Fund will honor any telephone transaction believed to be authentic and will use reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may modify or discontinue telephone privileges at any time.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains or losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares of the Fund unless you request distributions in cash. We reinvest the distributions for you at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from capital gain distributions and other income earned are not exempt from federal income taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

If you buy shares shortly before the record date of a distribution you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).


Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Personalized Shareholder Information

To help you track and evaluate the performance of your investments, you will receive these individualized reports:

QUARTERLY STATEMENTS

List all of your holdings and transactions during the previous three months.

YEARLY TAX STATEMENTS

Feature average-cost-basis reporting of capital gains or losses if you sell your shares along with distribution information to simplify tax calculations.

Master/Feeder Structure

The Fund uses a master/feeder structure. This means that the Fund (a feeder fund) invests all of its assets in a Portfolio (the master fund). Other feeder funds also invest in the Portfolio. The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. The Fund may withdraw its assets from the corresponding Portfolio at any time if the Fund's board determines that it is best. In that event, the board would consider what action should be taken, including whether to hire an investment advisor to manage the Fund's assets directly or to invest all of the Fund's assets in another pooled investment entity. Here is an illustration of the structure:

                        Investors buy shares in the Fund

                      The Fund buys units in the Portfolio

          The Portfolio invests in securities, such as stocks or bonds

Other feeders may include mutual funds and institutional accounts. These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund. Information about other feeders may be obtained by calling American Express Financial Direct at 800-437-3133.

Business Structure


                                                                   --------------------
                                                                      Shareholders
                                                                   --------------------

-----------------------        ---------------------             --------------------          --------------------
   Transfer Agent:                Administrative                                                  Distributor:
   American Express              Services Agent:                                                American Express
    Client Service               American Express                                              Financial Advisors
     Corporation                    Financial                                                         Inc.
                                   Corporation                         The Fund          ->
Maintains shareholder                                     -                                        Markets and
 accounts and records                Provides         The Fund                                     distributes
    for the Fund;               administrative and  invests its                                 shares; receives
 receives a fee based          accounting services   assets in                                  distribution fee.
   on the number of               for the Fund;         the
accounts it services.             receives a fee     Portfolio.
                                 based on average     The Fund
                                daily net assets.      and/or
-----------------------        ---------------------     the      --------------------          --------------------
                                                      Portfolio
                                                        have
                               ---------------------  contracts   --------------------          --------------------
                               Investment Manager:      with                                        Custodian:
                                 American Express      certain                                   American Express
                                    Financial          service                                     Trust Company
                                   Corporation        providers
                                                                                                    Provides
                                   Manages the                                                    safekeeping of
                                   Portfolio's                       The Portfolio       ->     assets; receives a
                                 investments and          -                                       fee that varies
                                  receives a fee                                                   based on the
                                 based on average                                                    number of
                                daily net assets*.                                               securities held.
                               ---------------------             --------------------           --------------------



* The Portfolio pays AEFC a fee for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.45% of average daily net assets. Under the Agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses.Shareholders

ABOUT AMERICAN EXPRESS FINANCIAL CORPORATION


American Express Financial Corporation (AEFC), the Fund's investment manager, has been a provider of financial services since 1894, and as of the most recent fiscal year end manages more than $244 billion in assets.


AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

YEAR 2000

The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000. While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps.


The companies, governments or international markets in which the Fund invests also may be adversely affected by Year 2000 issues. To the extent a portfolio holding is adversely affected by a Year 2000 processing issue, the Fund's return could be adversely affected.

Financial Highlights
Fiscal period ended Nov. 30,

 Per share income and capital changes(a)

                                                            1999      1998      1997      1996(b)


Net asset value, beginning of period                       $4.68     $4.64     $4.56     $4.46

Income from investment operations:
Net investment income (loss)                                 .25       .26       .28       .15
Net gains (losses) (both realized and unrealized)           (.34)      .04       .08       .10
Total from investment operations                            (.09)      .30       .36       .25

Less distributions:
Dividends from net investment income                        (.25)     (.26)     (.28)     (.15)
Tax return of capital                                       (.10)       --        --        --
Total distributions                                         (.35)     (.26)     (.28)     (.15)
Net asset value, end of period                             $4.24      4.68     $4.64     $4.56

 Ratios/supplemental data

Net assets, end of period (in thousands)                    $796      $863      $734      $535

Ratio of expenses
to average daily net assets(c)                               .95%      .94       .95%      .95%(d)
Ratio of net investment income
(loss) to average daily net assets                          5.61%     5.54%     6.02%     6.22%(d)
Portfolio turnover rate
(excluding short-term securities)                             16%       14%        4%        4%

Total return                                               (2.25%)    6.65%     8.26%     5.60%


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was May 13, 1996.


(c) The Advisor and Distributor voluntarily limited total operating expenses to 0.95% of average daily net assets. Without this agreement, the ratio of expenses to average daily net assets would have been 3.25%, 1.76%, 2.96% and 24.16% for the periods ended 1999, 1998, 1997 and 1996, respectively.


(d)  Adjusted to an annual basis.


The information in this table has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund is contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

Appendix


2000 federal tax-exempt and taxable equivalent yield calculation


These tables will help you determine your federal taxable yield equivalents for given rates of tax-exempt income.


STEP 1: Calculating your marginal tax rate. Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.


First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross
Income column the percentage indicated is an approximation of your federal Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.

Under Taxable Income married filing jointly status, $138,000 is in the $105,950-$161,450 range. Under Adjusted Gross Income, $175,000 is in the $128,950 to $193,400 column. The Taxable Income line and Adjusted Gross Income column meet at 31.93%. This is the rate you'll use in Step 2.

Adjusted gross income*


Taxable income**         $0           $128,950          $193,400

                         to              to                to           Over

                     $128,950(1)      $193,400(2)      $315,900(3)   $315,900(2)


Married Filing Jointly

$       0 - $ 43,850         15.00%

   43,850 -  105,950         28.00          28.84%

  105,950 -  161,450         31.00          31.93             33.32%

  161,450 -  288,350         36.00          37.08             38.69       37.08%

  288,350 +                  39.60                            42.56***     40.79

                             Adjusted gross income*

Taxable income**                 $0           $128.950

                                 to              to               Over


                             $128,950(1)      $251,450(3)      $251,450(2)

Single

$      0 - $ 26,250            15.00%

  26,250 -   63,550            28.00

  63,550 -  132,600            31.00          32.62%

 132,600 -  288,350            36.00          37.89             37.08%

 288,350 +                     39.60                            40.79


* Gross income with certain adjustments before taking itemized deductions and personal exemptions.

** Amount subject to federal income tax after itemized deductions (or standard deduction) and personal exemptions.


*** This rate is applicable only in the limited case where your adjusted gross income is less than $315,900 and your taxable income exceeds $288,350.


(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.

(2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no current phase-out of personal exemptions.

(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out. If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

STEP 2: Determining your federal taxable yield equivalents. Using 31.93%, you may determine that a tax-exempt yield of 4% is equivalent to earning a taxable 5.88% yield.

            For these Tax-Exempt Rates:

           3.50%     4.00%    4.50%    5.00%    5.50%    6.00%    6.50%   7.00%

Marginal Tax Rates Equal the Taxable Rates shown below:


15.00%     4.12      4.71     5.29     5.88     6.47     7.06     7.65    8.24

28.00%     4.86      5.56     6.25     6.94     7.64     8.33     9.03    9.72

28.84%     4.92      5.62     6.32     7.03     7.73     8.43     9.13    9.84

31.00%     5.07      5.80     6.52     7.25     7.97     8.70     9.42   10.14

31.93%     5.14      5.88     6.61     7.35     8.08     8.81     9.55   10.28

32.62%     5.19      5.94     6.68     7.42     8.16     8.90     9.65   10.39

33.32%     5.25      6.00     6.75     7.50     8.25     9.00     9.75   10.50

36.00%     5.47      6.25     7.03     7.81     8.59     9.38    10.16   10.94

37.08%     5.56      6.36     7.15     7.95     8.74     9.54    10.33   11.13

37.89%     5.64      6.44     7.25     8.05     8.86     9.66    10.47   11.27

38.69%     5.71      6.52     7.34     8.16     8.97     9.79    10.60   11.42

39.60%     5.79      6.62     7.45     8.28     9.11     9.93    10.76   11.59

40.79%     5.91      6.76     7.60     8.44     9.29    10.13    10.98   11.82

42.56%     6.09      6.96     7.83     8.70     9.58    10.45    11.32   12.19



The Fund, along with the other funds in the Strategist Fund Group, is distributed by American Express Financial Advisors Inc.


Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during the last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, annual or semiannual report, or to make inquiries about the Fund contact American Express Financial Direct.

American  Express  Financial Direct P.O. Box 59196,  Minneapolis,  MN 55459-0196
800-297-7378        TTY:        800-710-5620       Web       site       address:
http://www.americanexpress.com/direct

You may review and copy information about the Fund, including its SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Investment Company Act File #811-7407

S-6126 F (1/00)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                      STRATEGIST TAX-FREE INCOME FUND, INC.

                       STRATEGIST TAX-FREE HIGH YIELD FUND

(singularly and collectively with the corresponding portfolio of Tax-Free Income Trust (the Trust) and the Trust, where the context requires, referred to as the "Fund")


                                  Jan. 28, 2000


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained by calling American Express Financial Direct, 800-AXP-SERV (TTY: 800-710-5260) or by writing to P.O. Box 59196, Minneapolis, MN 55459-0196.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

                               TABLE OF CONTENTS

Mutual Fund Checklist........................................................p.3

Fundamental Investment Policies..............................................p.5

Investment Strategies and Types of Investments...............................p.6

Information Regarding Risks and Investment Strategies........................p.8

Security Transactions.......................................................p.28

Brokerage Commissions Paid to Brokers Affiliated with the Adviser...........p.29

Performance Information.....................................................p.30

Valuing Fund Shares.........................................................p.32

Selling Shares..............................................................p.33

Capital Loss Carryover......................................................p.34

Taxes.......................................................................p.34

Agreements..................................................................p.35

Organizational Information..................................................p.38

Board Members and Officers..................................................p.39

Compensation for Board Members..............................................p.43

Principal Holders of Securities.............................................p.44

Independent Auditors........................................................p.44

Appendix:  Description of Ratings...........................................p.45

MUTUAL FUND CHECKLIST
--------------------------------------------------------------------------------

          |X| Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

          |X| Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

          |X|  A higher rate of return typically involves a higher risk of loss.

          |X|  Past   performance   is  not  a  reliable   indicator  of  future
               performance.

          |X|  ALL mutual funds have costs that lower investment return.

          |X| Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

--------------------------------------------------------------------------------
Regular           Market Price        Shares
Investment        of a Share          Acquired
--------------------------------------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:    $5.00 ($25.00 divided by 5)
The average price you paid for each share:         $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES
--------------------------------------------------------------------------------

The Fund pursues its investment objective by investing all of its assets in a portfolio of the Trust, a separate investment company, rather than by directly investing in and managing its own portfolio of securities. The Portfolio has the same investment objectives, policies, and restrictions as the Fund.

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation. For purposes of this policy, the terms of a municipal security determine the issuer.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Lend Fund securities in excess of 30% of its net assets.

Except  for  the  fundamental   investment  policies  listed  above,  the  other
investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
--------------------------------------------------------------------------------


This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.


--------------------------------------------------------------------------------
Investment strategies & types of investments:                Allowable for
                                                               the Fund?


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Agency and Government Securities                                  yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Borrowing                                                         yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cash/Money Market Instruments                                     yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Collateralized Bond Obligations                                   yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Commercial Paper                                                  yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Common Stock                                                       no
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Convertible Securities                                            yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corporate Bonds                                                   yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debt Obligations                                                  yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Depositary Receipts                                                no
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Derivative Instruments                                            yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foreign Currency Transactions                                     yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foreign Securities                                                yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
High-Yield (High-Risk) Securities (Junk Bonds)                    yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Illiquid and Restricted Securities                                yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Indexed Securities                                                yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Inverse Floaters                                                  yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Investment Companies                                               no
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lending of Portfolio Securities                                   yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Loan Participations                                               yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mortgage- and Asset-Backed Securities                             yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mortgage Dollar Rolls                                             yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Municipal Obligations                                             yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Preferred Stock                                                    no
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Real Estate Investment Trusts                                     yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Repurchase Agreements                                             yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reverse Repurchase Agreements                                     yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Short Sales                                                        no
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sovereign Debt                                                    yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Structured Products                                               yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Variable- or Floating-Rate Securities                             yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Warrants                                                          yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
When-Issued Securities                                            yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities              yes
--------------------------------------------------------------------------------

The following are guidelines that may be changed by the board at any time:

o The Fund may invest more than 25% of its total assets in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Short-term tax-exempt debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Under extraordinary conditions where, in the opinion of the investment manager, appropriate short-term tax-exempt securities are not available, the Fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes.

o The Fund will not buy on margin or sell short, except the Fund may use derivative instruments.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):


Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."


Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.


Credit Risk


The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.


Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.


Foreign/Emerging Markets Risk


The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.


Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.


Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common stock of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)


All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.


See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts


Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments


Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.


Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.


         Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.


The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.



When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.


One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

         Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.


Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

         Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.


One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

         Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.


         Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred on futures contracts and on underlying securities identified as hedged positions and require recognition of unrealized gain.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.


The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

         Other Risks of Derivatives.


The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities



Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).


The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark, and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.


To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities.
Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities


The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations


Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."


General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.


Municipal  lease  obligations  may  take the  form of a  lease,  an  installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements


The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a future date. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "Short Sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities


These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets. In addition, when the Fund engages in forward commitment and when-issued transactions, it relies on the counterparty to consummate the transaction. The failure of the counterparty to consummate the transaction may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS
--------------------------------------------------------------------------------

Subject to policies set by the board, the Advisor is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the Advisor has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, the Advisor may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Advisor has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing the Advisor to do so to the extent authorized by law, if the Advisor determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the Advisor's overall responsibilities with respect to the portfolios advised by the Advisor.

Research provided by brokers supplements the Advisor's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. The Advisor has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

Normally, a Fund's securities are traded on a principal rather than an agency basis. In other words, the Advisor will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The Advisor does not pay the dealer commissions. Instead the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the Advisor must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits the Advisor to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits the Advisor, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the Advisor, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. The Advisor has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but the Advisor believes it may obtain better overall execution. the Advisor has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the Advisor in providing advice to all the trusts in the Preferred Master Trust Group, their corresponding funds and other accounts advised by the Advisor, even though it is not possible to relate the benefits to any particular fund, portfolio or account.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by the Advisor or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, the Advisor carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On  a  periodic  basis,  the  Advisor  makes  a  comprehensive   review  of  the
broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $16,304 for fiscal year ended Nov. 30, 1999, $0 for fiscal year 1998, and $0 for fiscal year 1997. Substantially all firms through whom transactions were executed provide research services.


No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.


The portfolio turnover rate was 16% in the most recent fiscal year, and 14% in the year before.


BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE ADVISOR
--------------------------------------------------------------------------------

Affiliates of American Express Company (of which the Advisor is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. The Advisor will use an American Express affiliate only if (i) the Advisor determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

No brokerage commissions were paid to brokers affiliated with the Advisor for the three most recent fiscal years.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows.

Average annual total return

The Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

where:         P    =    a hypothetical initial payment of $1,000
               T    =    average annual total return
               n    =    number of years
               ERV  =    ending  redeemable  value  of  a  hypothetical   $1,000
                         payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

The Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                     ERV - P
                                        P

where:          P   =    a hypothetical initial payment of $1,000
                ERV =    ending  redeemable  value  of  a  hypothetical   $1,000
                         payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Annualized yield

The Fund may calculate an annualized yield by dividing the net investment income per share deemed earned during a 30-day period by the net asset value per share on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                            Yield = 2[(a-b + 1)6 - 1]
                                       cd

where:           a  =    dividends and interest earned during the period
                 b  =    expenses accrued for the period (net of reimbursements)
                 c  =    the average daily number of shares  outstanding  during
                         the period that were entitled to receive  dividends
                 d  =    the maximum offering price per share on the last day of
                         the period


The Fund's annualized yield was 3.21% for Tax-Free High Yield Fund for the 30-day period ended Nov. 30, 1999.

The Fund's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for the Fund's securities. It is not necessarily indicative of the amount which was or may be paid to the Fund's shareholders. Actual amounts paid to the Fund's shareholders are reflected in the distribution yield.

Distribution yield

Distribution yield is calculated according to the following formula:

                                    D  divided by  POPF   equals DY
                                  ____             ____
                                   30               30

where:           D =  sum of dividends for 30-day period
               POP =  sum of public offering price for 30-day period
                 F =  annualizing factor
                DY =  distribution yield


The Fund's distribution yield was 6.95% for Tax-Free High Yield Fund for the 30-day period ended Nov. 30, 1999.


Tax-Equivalent Yield

Tax-equivalent yield is calculated by dividing that portion of the yield (as calculated above) which is tax-exempt by one minus a stated income tax rate and adding the result to that portion, if any, of the yield that is not tax-exempt. The following table shows the Fund's tax equivalent yield, based on federal but not state tax rates, for the 30-day period ended Nov. 30, 1999.


    Marginal Income            Tax-Equivalent               Tax Equivalent
      Tax Bracket            Distribution Yield            Annualized Yield
----------------------- ---------------------------- ---------------------------
         15.0%                     8.18%                        3.78%
         28.0%                     9.65%                        4.46%
         31.0%                    10.07%                        4.65%
         36.0%                    10.86%                        5.02%
         39.6%                    11.51%                        5.31%

On May 13, 1996, AXP High Yield Tax-Exempt Fund (the American Express fund), an open-end investment company managed by the Advisor, transferred all of its assets to Tax-Free High Yield Portfolio in exchange for units of the Portfolio. Also on May 13, 1996, the Tax-Free High Yield Fund transferred all of its assets to the Portfolio in connection with the commencement of its operations.

On March 20, 1995, the American Express Fund converted to a multiple class structure pursuant to which three classes of shares are offered: Class A, Class B and Class Y. Prior to July 1, 1999, Class A shares were sold with a 5% sales charge, a 0.175% service fee and no 12b-1 fee. Effective July 1, 1999, Class A shares are sold with a 5% sales charge and a 12b-1 fee of up to 0.25%. Performance for periods prior to May 13, 1996 is based on the performance of the American Express fund adjusted for differences in sales charges. For the period from March 20, 1995 to May 13, 1996, performance is based on the performance of Class A shares of the American Express fund. The historical performance for these periods has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the American Express fund.

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.


VALUING FUND SHARES
--------------------------------------------------------------------------------


As of the end of the most recent fiscal year, the computations looked like this:


Fund           Net assets                 Shares               Net asset value
                                       outstanding               of one share
------------- ------------ ---------- ------------- -------- -----------------
Tax-Free High   $796,352   divided by    187,645      equals       $4.24
                           ----------                 ------
Yield


In determining net assets before shareholder transactions, the securities held by the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Portfolio. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

SELLING SHARES
--------------------------------------------------------------------------------

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Funds to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board members may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund reserves the right to redeem, involuntarily, the shares of any shareholder whose account has a value of less than a minimum amount but only where the value of such account has been reduced by voluntary redemption of shares. Until further notice, it is the policy of the Fund not to exercise this right with respect to any shareholder whose account has a value of $1,000 or more ($500 in the case of Custodial accounts, IRAs and other retirement plans). In any event, before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and allow the shareholder 30 days to make an additional investment in an amount which will increase the value of the accounts to at least $1,000.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of that Fund at the beginning of such period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make payments in whole or in part in securities or other assets in case of an emergency, or if the payment of such redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In such circumstances, the securities distributed would be valued as set forth in the Prospectus. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Rejection of Business

The Fund reserves the right to reject any business, in its sole discretion.

CAPITAL LOSS CARRYOVER
--------------------------------------------------------------------------------

For federal income tax purposes, the Fund had total capital loss carryovers of $35,006 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire as follows:


    2004                    2005                  2006                   2007
   $1,194                  $2,743                $2,104                $28,965


It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

TAXES
--------------------------------------------------------------------------------

You may be able to defer taxes on current income from a Fund by investing through an IRA 401(k) plan account or other qualified retirement account. If you move all or part of a non-qualified investment in a Fund to a qualified account, this type of exchange is considered a redemption of shares. You pay no sales charge, but the exchange may result in a gain or loss for tax purposes, or excess contributions under IRA or qualified plan regulations.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities.

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains may apply to sales of precious metals, if any, owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.


Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Nov. 30 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.


For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Nov. 30 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to such stock, such dividend shall be included in gross income by the Fund as of the later of (1) the date such share became ex-dividend or (2) the date the Fund acquired such share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to take into income dividend income that it has not received and pay such income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS
--------------------------------------------------------------------------------


Investment Management Services Agreement

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, the Advisor, subject to the policies set by the board, provides investment management services.

For its services, the Advisor is paid a fee based on the following schedule. The Fund pays its proportionate share of the fee.

          Assets                  Annual rate at
        (billions)               each asset level
        ----------               ----------------
       First   $1.0                   0.490%
       Next     1.0                   0.465
       Next     1.0                   0.440
       Next     3.0                   0.415
       Next     3.0                   0.390
       Over     9.0                   0.360

On the last day of the most recent fiscal year, the daily rates applied to the Fund's net assets on an annual basis were equal to 0.443% for the Fund. The fee is calculated for each calendar day on the basis of net assets at the close of business two days prior to the day for which the calculation is made.

The management fee is paid monthly. For fiscal year noted below, the Portfolio paid the following management fees. The amount is allocated among the Fund.

---------------------------- --------------------------
Nov. 30,                     Tax-Free High Yield
---------------------------- --------------------------
---------------------------- --------------------------
1999                                $25,735,619
---------------------------- --------------------------
---------------------------- --------------------------
1998                                 26,484,165
---------------------------- --------------------------
---------------------------- --------------------------
1997                                 26,174,871
---------------------------- --------------------------


Under the Agreement, the Fund also pays taxes; brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for units; office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. For fiscal years noted below, the Fund and corresponding Portfolio paid the following nonadvisory expenses. All fees are net of earnings credits and expenses voluntarily reimbursed by AEFC.


---------------------------- --------------------------
Nov. 30,                     Tax-Free High Yield
---------------------------- --------------------------
---------------------------- --------------------------
1999                                 $381,492
---------------------------- --------------------------
---------------------------- --------------------------
1998                                   316,051
---------------------------- --------------------------
---------------------------- --------------------------
1997                                   396,734
---------------------------- --------------------------


Administrative Services Agreement

The Fund has an Administrative Services Agreement with the Advisor. Under this agreement, the Fund pays the Advisor for providing administration and accounting services. The fee is calculated as follows:

          Assets                  Annual rate at
        (billions)               each asset level
        ----------               ----------------
       First   $1                     0.040%
       Next     1                     0.035
       Next     1                     0.030
       Next     3                     0.025
       Next     3                     0.020
       Over     9                     0.020


On the last day of the most recent fiscal year the daily rates applied to the Fund's net assets on an annual basis were equal to 0.040%. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $363 for fiscal year 1999, $316 for fiscal year 1998 and $258 for fiscal year 1997.


Under the agreement, the Fund also pays taxes; audit and certain legal fees; registration fees for shares; office expenses; consultant's fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; and expenses properly payable by the Fund approved by the board.

Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs the responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. The fee is determined by multiplying the number of shareholder accounts at the end of the day by a rate of $25 per year and dividing by the number of days in the year. The fees paid to AECSC may be changed by the board without shareholder approval.

Distribution Agreement/Plan and Agreement of Distribution


American Express Financial Advisors Inc. (Distributor) is the Fund's principal underwriter. The Fund's shares are offered on a continuous basis.

Under a prior agreement (a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the 1940 Act), the Fund paid a fee to the Distributor to help defray the costs of distribution and servicing. Under the Plan, the Fund pays a fee at an annual rate of 0.25% of the Fund's average daily net assets. For the most recent fiscal year, the Fund paid a fee of $1,904. These costs covered almost all aspects of distributing shares of the Fund.

Custodian Agreement

The Fund's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.


The custodian has entered into a sub-custodian agreement with Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United Stated are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.


ORGANIZATIONAL INFORMATION
--------------------------------------------------------------------------------

The Fund is an open-end management investment company. The Fund headquarters are at P.O. Box 59196, Minneapolis, MN 55459-0196.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members.
This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

Dividend Rights

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

Fund History Table for All Publicly Offered Funds in the Strategist Fund Group


                                          Date of      Form of     Inception    State of      Fiscal     Diversified
                                        Organization Organization    Date      Organization  Year End
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Strategist Growth Fund, Inc.              9/1/95     Corporation                   MN
   Strategist Growth Fund                                           5/13/96                    7/31          Yes
   Strategist Growth Trends Fund                                    5/13/96                    7/31          Yes
   Strategist Special Growth Fund                                   8/19/96                    7/31          Yes
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Strategist Growth & Income Fund, Inc.     9/1/95     Corporation                   MN
   Strategist Balanced Fund                                         5/13/96                    9/30          Yes
   Strategist Equity Fund                                           5/13/96                    9/30          Yes
   Strategist Equity Income Fund                                    5/13/96                    9/30          Yes
   Strategist Total Return Fund                                     5/13/96                    9/30          Yes
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Strategist Income Fund, Inc.              5/25/95    Corporation                   MN
   Strategist Government Income Fund                                6/10/96                    5/31          Yes
   Strategist High Yield Fund                                       6/10/96                    5/31          Yes
   Strategist Quality Income Fund                                   6/10/96                    5/31          Yes
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Strategist Tax-Free Income Fund, Inc.     9/1/95     Corporation                   MN
   Strategist Tax-Free High Yield Fund                              5/13/96                    11/30         Yes
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Strategist World Fund, Inc.               9/1/95     Corporation                   MN
   Strategist Emerging Markets Fund                                11/13/96                    10/31         Yes
   Strategist World Growth Fund                                     5/13/96                    10/31         Yes
   Strategist World Income Fund                                     5/13/96                    10/31         No
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------

BOARD MEMBERS AND OFFICERS
--------------------------------------------------------------------------------

Directors of Strategist Fund Group

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members who are board members of all 15 funds in the Strategist Fund Group.

Rodney P. Burwell
Born in 1939
Xerxes Corporation
7901 Xerxes Ave. S.
Minneapolis, MN

Chairman, Xerxes Corporation (fiberglass storage tanks). Director, Fairview Corporation.

Jean B. Keffeler
Born in 1945
3424 Zenith Avenue South
Minneapolis, MN


Independent management consultant. Director, National Computer Systems.

Thomas R. McBurney
Born in 1938
McBurney Management Advisors
1700 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

President, McBurney Management Advisors. Director, The Valspar Corporation (paints), Wenger Corporation, Allina, Space Center Enterprises and Greenspring Corporation.

James A. Mitchell*
Born in 1941
2900 IDS Tower
Minneapolis, MN

President of all funds in the Strategist Fund Group. Chairman of the board, IDS Life Insurance Company.



John R. Thomas*
Born in 1937
2900 IDS Tower
Minneapolis, MN

Vice president of all funds in the Strategist Fund Group. President and board member of the American Express funds. Senior vice president of the Advisor.

*Interested person of the Company by reason of being an officer, board member, employee and/or shareholder of the Advisor or American Express.

In addition to Mr. Mitchell, who is president, and Mr. Thomas, who is vice president, the Fund's other officers are:

John M. Knight
Born in 1952
IDS Tower 10
Minneapolis, MN

Treasurer of all funds in the Strategist Fund Group. Vice president - investment accounting of the Advisor.


Eileen J. Newhouse
Born in 1955
IDS Tower 10
Minneapolis, MN

Secretary of all funds in the Strategist Fund Group. Counsel of the Advisor.

Trustees of the Preferred Master Trust Group


The following is a list of the Trust's board members. They serve 15 Master Trust portfolios and 58 American Express funds.


H. Brewster Atwater, Jr.'
Born in 1931
4900 IDS Tower
Minneapolis, MN

Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc.


Arne H. Carlson+'*
Born in 1934
901 S. Marquette Ave.
Minneapolis, MN



Chairman and chief executive officer of the Trust. Chairman, Board Services Corporation (provides administrative services to boards). Former Governor of Minnesota.


Lynne V. Cheney
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.


Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.

William H. Dudley'**
Born in 1932
2900 IDS Tower
Minneapolis, MN


Senior advisor to the chief executive officer of the Advisor.

David R. Hubers**
Born in 1943
2900 IDS Tower
Minneapolis, MN


President, chief executive officer and director of the Advisor.

Heinz F. Hutter'
Born in 1929
P.O. Box 2187
Minneapolis, MN


Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD


Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).


William R. Pearce'+
Born in 1927
2050 One Financial Plaza
Minneapolis, MN

RII Weyerhaeuser World Timberfund, L.P. (develops timber resources) - management committee. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors). Former chairman, American Express Funds.


Alan K. Simpson
Born in 1931
1201 Sunshine Ave.
Cody, WY



Visiting lecturer and Director of The Institute of Politics, Harvard University. Former three-term United States Senator for Wyoming. Former Assistant Republican Leader, U.S. Senate. Director, Biogen (bio-pharmaceuticals).

John R. Thomas+'**
Born in 1937
2900 IDS Tower
Minneapolis, MN


Senior vice president of the Advisor.


C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN


Retired chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Valspar, Bemis Corporation (packaging) and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Trust. **Interested person by reason of being an officer, board member, employee and/or shareholder of the Advisor or American Express.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. In addition to Mr. Carlson, who is chairman of the board, and Mr. Thomas, who is president, the Trust's other officers are:


Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Trust.

Officers who also are officers and employees of the Advisor:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director   and  senior  vice   president-investments   of  the   Advisor.   Vice
president-investments for the Trust.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of the Advisor.  Vice president
- fixed income investments for the Trust.


John M. Knight
Born in 1952
IDS Tower 10
Minneapolis, MN

Vice president - investment accounting of the Advisor. Treasurer for the Trust.


COMPENSATION FOR BOARD MEMBERS
--------------------------------------------------------------------------------

Compensation for Fund Board Members

During the most recent fiscal year, the independent members of the Fund board, for attending up to four meetings, received the following compensation:

                               Compensation Table
                          for Tax-Free High Yield Fund

                          Aggregate             Total cash compensation from the
Board member     compensation from the Fund       Strategist Fund Group


Rodney P. Burwell             $267                     $18,000
------------------
Jean B. Keffeler               267                      18,000
------------------
Thomas R. McBurney             267                      18,000


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of the Fund.

Compensation for Portfolio Board Members


During the most recent fiscal year, the independent members of the board for Tax-Free High Yield Portfolio, for attending up to 26 meetings, received the following compensation:


                               Compensation Table
                        for Tax-Free High Yield Portfolio


                                                Total cash compensation from the
                                                Preferred Master Trust Group and
Board member                        Aggregate             American Express Funds
                      compensation from the Portfolio
H. Brewster Atwater, Jr.             $3,175                             $118,275
-------------------------
Lynne V. Cheney                       2,989                              102,225
-------------------------
Heinz F. Hutter                       2,900                              101,700
-------------------------
Anne P. Jones                         3,070                              106,625
-------------------------
William R. Pearce                     2,008                               74,475
-------------------------
Alan K. Simpson                       2,989                              102,225
-------------------------
C. Angus Wurtele                      3,275                              124,275


PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------


As of 30 days prior to the date of this SAI, American Express Financial Corporation held 75.65% of Fund shares, and John L. Warren and Rosana L. Warren held 8.96% of Fund shares. Additional information on principal holders of securities may be obtained by writing to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196.


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------


The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                    APPENDIX

                             DESCRIPTION OF RATINGS


                         Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         o    Nature of and provisions of the obligation.

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                               SHORT-TERM RATINGS

                   Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          B Issues are regarded as having only speculative capacity for timely payment.

          C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

          D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                         Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1     Strong   capacity  to  pay  principal  and  interest.   Issues
                  determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.


                           Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

                                 Moody's & S&P's
                         Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
STRATEGIST TAX-FREE INCOME FUND, INC.

We have audited the accompanying statement of assets and liabilities of Strategist Tax-Free High Yield Fund (a series of Strategist Tax-Free Income Fund, Inc.) as of November 30, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended November 30, 1999 and the financial highlights for the three-year period ended November 30, 1999 and for the period from May 13, 1996 (commencement of operations) to November 30, 1996. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Strategist Tax-Free High Yield Fund as of November 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


/s/ KPMG LLP
KPMG LLP
Minneapolis, Minnesota
January 7, 2000

Financial Statements

Statement of assets and liabilities
Strategist Tax-Free High Yield Fund

Nov. 30, 1999

Assets
Investment in Tax-Free High Yield Portfolio (Note 1)                                         $803,976
Expense reimbursement receivable from AEFC                                                      1,633
                                                                                                -----
Total assets                                                                                  805,609
                                                                                              -------

Liabilities
Dividends payable to shareholders                                                                   1
Accrued tranfer agency fee                                                                          1
Accrued administrative services fee                                                                 1
Other accrued expenses                                                                          9,254
                                                                                                -----
Total liabilities                                                                               9,257
                                                                                                -----
Net assets applicable to outstanding capital stock                                           $796,352
                                                                                             ========

Represented by
Capital stock-- $.01 par value (Note 1)                                                      $  1,876
Additional paid-in capital                                                                    825,780
Accumulated net realized gain (loss) (Note 4)                                                 (37,298)
Unrealized appreciation (depreciation) on investments                                           5,994
                                                                                                -----
Total-- representing net assets applicable to outstanding capital stock                      $796,352
                                                                                             ========
Shares outstanding                                                                            187,645
                                                                                              -------
Net asset value per share of outstanding capital stock                                       $   4.24
                                                                                             --------

See accompanying notes to financial statements.


Statement of operations
Strategist Tax-Free High Yield Fund

Year ended Nov. 30, 1999

Investment income
Income:

Interest                                                                                       $  59,521
                                                                                               ---------
Expenses (Note 2):
Expenses allocated from Tax-Free High Yield Portfolio                                              4,114
Distribution fee                                                                                   1,904
Transfer agency fee                                                                                  412
Administrative services fees and expenses                                                            363
Registration fees                                                                                 14,320
Audit fees                                                                                         3,600
Other                                                                                              4,748
                                                                                                   -----
Total expenses                                                                                    29,461
    Less expenses voluntarily reimbursed by AEFC (Note 2)                                        (20,840)
                                                                                                 -------
Total net expenses                                                                                 8,621
                                                                                                   -----
Investment income (loss) -- net                                                                   50,900
                                                                                                  ------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions                                                                        (26,144)
    Financial futures contracts                                                                     (729)
                                                                                                    ----
Net realized gain (loss) on investments                                                          (26,873)
Net change in unrealized appreciation (depreciation) on investments                              (42,683)
                                                                                                 -------
Net gain (loss) on investments                                                                   (69,556)
                                                                                                 -------
Net increase (decrease) in net assets resulting from operations                                $ (18,656)
                                                                                               =========

See accompanying notes to financial statements.


Statements of changes in net assets
Strategist Tax-Free High Yield Fund

Year ended Nov. 30,                                                                         1999                1998

Operations and distributions
Investment income (loss)-- net                                                           $  50,900           $  43,777
Net realized gain (loss) on investments                                                    (26,873)             (3,317)
Net change in unrealized appreciation (depreciation) on investments                        (42,683)             10,887
                                                                                           -------              ------
Net increase (decrease) in net assets resulting from operations                            (18,656)             51,347
                                                                                           -------              ------
Distributions to shareholders from:
    Net investment income                                                                  (52,780)            (44,314)
    Tax return of capital                                                                  (16,275)                 --
                                                                                           -------             -------
Total distributions                                                                        (69,055)            (44,314)
                                                                                           -------             -------

Capital share transactions (Note 3)
Proceeds from sales                                                                        117,249             101,260
Reinvestment of distributions at net asset value                                            68,437              43,846
Payments for redemptions                                                                  (164,259)            (23,880)
                                                                                          --------             -------
Increase (decrease) in net assets from capital share transactions                           21,427             121,226
                                                                                            ------             -------
Total increase (decrease) in net assets                                                    (66,284)            128,259
Net assets at beginning of year                                                            862,636             734,377
                                                                                           -------             -------
Net assets at end of year                                                                 $796,352            $862,636
                                                                                          ========            ========
Undistributed net investment income                                                       $     --            $    604
                                                                                          --------            --------

See accompanying notes to financial statements.

Notes to Financial Statements
Strategist Tax-Free High Yield Fund


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of Strategist Tax-Free Income Fund, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 3 billion authorized shares of capital stock.

Investment in Tax-Free High Yield Portfolio
The Fund invests all of its net investable assets in the Tax-Free High Yield Portfolio (the Portfolio), a series of Tax-Free Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in medium- and lower-quality tax-exempt bonds (junk bonds) and other debt obligations.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Nov. 30, 1999 was 0.01%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $1,276 and additional paid-in capital has been decreased by $1,276.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
As of Nov. 30, 1999, AEFC owned 141,123 shares of the Fund.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account of $25.

Under a Plan and Agreement of Distribution, the Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution services.

A redemption fee of 0.5% is applied and retained by the Fund, if shares are redeemed or exchanged within 180 days of purchase.

AEFC and the Distributor have agreed to waive certain fees and to absorb other of the Fund's expenses until Dec. 31, 1999. Under this agreement, the Fund's total expenses will not exceed 0.95% of the Fund's average daily net assets.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                           Year ended Nov. 30, 1999
Sold                                                25,139
Issued for reinvested distributions                 15,262
Redeemed                                           (36,956)
                                                   -------
Net increase (decrease)                              3,445

                                           Year ended Nov. 30, 1998
Sold                                                21,706
Issued for reinvested distributions                  9,380
Redeemed                                            (5,146)
                                                    ------
Net increase (decrease)                             25,940


4. CAPITAL LOSS CARRYOVER
For federal income tax purposes, Tax-Free High Yield Fund has a capital loss carryover as of Nov. 30, 1999 of $35,006 that if not offset by subsequent capital gains, will expire in 2004 through 2007. It is unlikely the board will authorize a distribution of any net realized capital gains for a fund until its available capital loss carryover has been offset or expires.


5. FINANCIAL HIGHLIGHTS
The table below shows certain important financial information for evaluating the Fund's results.


Fiscal period ended Nov. 30,

Per share income and capital changesa

                                                                    1999          1998            1997          1996b

Net asset value, beginning of period                               $4.68         $4.64           $4.56         $4.46

Income from investment operations:
Net investment income (loss)                                         .25           .26             .28           .15
Net gains (losses) (both realized and unrealized)                   (.34)          .04             .08           .10
Total from investment operations                                    (.09)          .30             .36           .25

Less distributions:
Dividends from net investment income                                (.25)         (.26)           (.28)         (.15)
Tax return of capital                                               (.10)           --              --            --

Total distributions                                                 (.35)         (.26)           (.28)         (.15)
Net asset value, end of period                                     $4.24         $4.68           $4.64         $4.56
Ratios/supplemental data
Net assets, end of period (in thousands)                            $796          $863            $734          $535
Ratio of expenses to average daily net assetsc                      .95%          .94%            .95%          .95%d
Ratio of net investment income (loss) to average daily net assets  5.61%         5.54%           6.02%         6.22%d
Portfolio turnover rate (excluding short-term securities)            16%           14%              4%            4%
Total return                                                      (2.25%)        6.65%           8.26%         5.60%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was May 13, 1996.
c The Advisor and Distributor voluntarily limited total operating expenses to 0.95% of average daily net assets. Without this agreement, the ratio of expenses to average daily net assets would have been 3.25%, 1.76%, 2.96% and 24.16% for the periods ended 1999, 1998, 1997 and 1996, respectively.
d Adjusted to an annual basis.


Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS
TAX-FREE INCOME TRUST
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Tax-Free High Yield Portfolio (a series of Tax-Free Income Trust) as of November 30, 1999, the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended November 30, 1999. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Tax-Free High Yield Portfolio as of November 30, 1999, and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


/s/ KPMG LLP
KPMG LLP
Minneapolis, Minnesota
January 7, 2000


Financial Statements

Statement of assets and liabilities
Tax-Free High Yield Portfolio

Nov. 30, 1999

Assets
Investments in securities, at value (Note 1)
    (identified cost $5,078,490,354)                                             $5,298,793,350
Accrued interest receivable                                                         107,840,921
Receivable for investment securities sold                                           108,162,361
                                                                                    -----------
Total assets                                                                      5,514,796,632
                                                                                  -------------

Liabilities
Disbursements in excess of cash on demand deposit                                    20,022,442
Payable for investment securities purchased                                          60,767,096
Accrued investment management services fee                                               66,191
Other accrued expenses                                                                   40,986
                                                                                         ------
Total liabilities                                                                    80,896,715
                                                                                     ----------
Net assets                                                                       $5,433,899,917
                                                                                 ==============

See accompanying notes to financial statements.



Statement of operations
Tax-Free High Yield Portfolio

Year ended Nov. 30, 1999

Investment income
Income:
Interest                                                                                                 $ 376,929,579
                                                                                                         -------------
Expenses (Note 2):
Investment management services fee                                                                          25,735,619
Compensation of board members                                                                                   23,565
Custodian fees                                                                                                 249,607
Audit fees                                                                                                      36,000
Other                                                                                                           98,696
                                                                                                                ------
Total expenses                                                                                              26,143,487
    Earnings credits on cash balances (Note 2)                                                                 (28,204)
                                                                                                               -------
Total net expenses                                                                                          26,115,283
                                                                                                            ----------
Investment income (loss) -- net                                                                            350,814,296
                                                                                                           -----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions (Note 3)                                                                         (29,764,364)
    Financial futures contracts                                                                             (4,549,924)
                                                                                                            ----------
Net realized gain (loss) on investments                                                                    (34,314,288)
Net change in unrealized appreciation (depreciation) on investments                                       (400,370,743)
                                                                                                          ------------
Net gain (loss) on investments                                                                            (434,685,031)
                                                                                                          ------------
Net increase (decrease) in net assets resulting from operations                                         $  (83,870,735)
                                                                                                        ==============

See accompanying notes to financial statements.



Statements of changes in net assets
Tax-Free High Yield Portfolio

Year ended Nov. 30,                                                                      1999                1998

Operations
Investment income (loss)-- net                                                     $   350,814,296     $   348,535,304

Net realized gain (loss) on investments                                                (34,314,288)         (5,085,468)
Net change in unrealized appreciation (depreciation) on investments                   (400,370,743)         61,787,273
                                                                                      ------------          ----------
Net increase (decrease) in net assets resulting from operations                        (83,870,735)        405,237,109
Net contributions (withdrawals) from partners                                         (487,924,306)       (387,941,646)
                                                                                      ------------        ------------
Total increase (decrease) in net assets                                               (571,795,041)         17,295,463
Net assets at beginning of year                                                      6,005,694,958       5,988,399,495
                                                                                     -------------       -------------
Net assets at end of year                                                           $5,433,899,917      $6,005,694,958
                                                                                    ==============      ==============

See accompanying notes to financial statements.


Notes to Financial Statements
Tax-Free High Yield Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Tax-Free High Yield Portfolio (the Portfolio) is a series of Tax-Free Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Tax-Free High Yield Portfolio invests primarily in medium- and lower-quality tax-exempt bonds and other debt obligations. The declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid high-grade debt securities at least equal to the amount of its commitment. As of Nov. 30, 1999, the Portfolio had entered into outstanding when-issued or forward-commitments of $7,669,520.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.


2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.49% to 0.36% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended Nov. 30, 1999, the Portfolio's custodian fees were reduced by $28,204 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $930,880,531 and $1,021,532,823, respectively, for the year ended Nov. 30, 1999. For the same period, the portfolio turnover rate was 16%. Realized gains and losses are determined on an identified cost basis.

4. INTEREST RATE FUTURES CONTRACTS
As of Nov. 30, 1999, investments in securities included securities valued at $1,852,510 that were pledged as collateral to cover initial margin deposits on 970 open purchase contracts. The market value of the open purchase contracts as of Nov. 30, 1999 was $101,226,313 with a net unrealized loss of $1,817,255. See "Summary of significant accounting policies."


Investments in Securities
Tax-Free High Yield Portfolio Nov. 30, 1999

(Percentages represent value of investments compared to net assets)

Municipal bonds (97.5%)
Name of issuer and                                              Coupon            Principal                  Value(a)
title of issue(b,e)                                              rate              amount

Alabama (0.3%)
Baldwin County Eastern Shore Health Care Authority
    Hospital Revenue Bonds Thomas Hospital Series 1991
        04-01-16                                                 8.50%            $4,765,000                 $5,099,789
Camden Industrial Development Board Solid Waste Disposal
    Revenue Bonds MacMillan
    Bloedel Series 1991A A.M.T.
        04-01-19                                                 7.75              8,500,000                  8,850,965
Total                                                                                                        13,950,754

Alaska (0.2%)
Industrial Development & Exploration Authority
    Electric Power Revenue Bonds
    Upper Lynn Canal Regional Power
    Series 1997 A.M.T.
        01-01-18                                                 5.80                830,000                    726,723
        01-01-32                                                 5.88              1,800,000                  1,527,372
North Slope Borough General Obligation Bonds
    Zero Coupon Series 1994B (CGIC Insured)
        06-30-04                                                 7.05              7,000,000(d)               5,594,540
        06-30-05                                                 7.15              7,000,000(d)               5,298,650
Total                                                                                                        13,147,285

Arizona (1.3%)
Chandler Industrial Development Authority
    Beverly Enterprises Series 1994
        09-01-08                                                 7.63              2,540,000                  2,589,174
Flagstaff Industrial Development Authority
    Lifecare Revenue Bonds Northern Arizona
    Senior Living Community Series 1998
        09-01-28                                                 6.20              5,020,000                  4,388,785
        09-01-38                                                 6.30              6,165,000                  5,340,616
Maricopa County Hospital System Revenue Bonds
    Samaritan Health Services Series 1981
        01-01-08                                                12.00                255,000                    372,231
Maricopa County Industrial Development Authority
    Multi-family Housing Revenue Bonds Series B
        07-01-26                                                 7.38              2,270,000                  2,540,811
Maricopa County Industrial Development Authority
    Senior Living Facilities Revenue Bonds Series 1997A
        04-01-27                                                 7.88             15,000,000                 15,320,100
Maricopa County Pollution Control Refunding
    Revenue Bonds Palo Verde Public Service
        08-15-23                                                 6.38              3,500,000                  3,373,405
Navajo Industrial Development Authority Revenue Bonds
    Stone Container Corporation Series 1997 A.M.T.
        06-01-27                                                 7.20              3,000,000                  3,136,770
Peoria Industrial Development Authority
    Refunding Revenue Bonds
    Sierra Winds Lifecare Community Series 1999A
        08-15-29                                                 6.38              5,700,000                  5,108,112
Phoenix Industrial Development Authority
    Refunding Revenue Bonds Christian Care Apartments
        01-01-26                                                 6.50              9,525,000                  9,316,117
PimaCounty Industrial Development Authority
    Multi-family Housing Revenue Bonds
    Las Villas De Kino Apartments Series 1997 A.M.T.
        08-01-29                                                 6.90              7,000,000                  6,826,750
PimaCounty Industrial  Development Authority
    Multi-family Housing Revenue Bonds
    Las Villas Kino Apartments Series 1998 A.M.T.
        08-01-30                                                 6.25              3,920,000                  3,582,488
Pima County Industrial Development Authority
    Revenue Bonds LaPosada Park Centre Series 1996A
        05-15-27                                                 7.00              5,750,000                  5,643,223
Scottsdale Industrial Development Authority
    Beverly Enterprises Series 1994
        09-01-08                                                 7.63              2,805,000                  2,861,072
Total                                                                                                        70,399,654

Arkansas (0.2%)
PopeCounty Solid Waste  Disposal Revenue Bonds
    Arkansas  Power & Light Series 1991 A.M.T.
        01-01-21                                                 8.00              3,250,000                  3,377,628
Washington County District 5
    General Obligation Refunding Improvement Bonds
        02-01-09                                                 7.00              7,135,000                  6,764,907
Total                                                                                                        10,142,535

California (9.0%)
ABAG Financial Authority for Nonprofit Corporations
    Certificate of Participation International School
    Series 1996
        05-01-26                                                 7.38              8,000,000                  8,249,280
Anaheim Public Financing Authority Lease
    Capital Appreciation Revenue Bonds
    Zero Coupon (FSA Insured)
        09-01-23                                                 5.94             25,865,000(d)               6,149,662
        09-01-26                                                 5.65             20,000,000(d)               3,945,800
        09-01-29                                                 5.95             12,800,000(d)               2,105,088
        09-01-31                                                 5.77             24,500,000(d)               3,554,460
        09-01-36                                                 5.73             10,000,000(d)               1,057,600
Community Development Authority Health Facilities
    Unihealth America Certificate of Participation
    Series 1993 Inverse Floater (AMBAC Insured)
        10-01-11                                                 7.77             22,400,000(c)              24,164,000
Contra Costa County Residential Rent Facility
    Multi-family Housing Revenue Bonds Cypress Meadows
    Series 1998E A.M.T.
        09-01-28                                                 7.00              5,000,000                  4,429,550
East Bay Municipal Utility District
    Water Systems Revenue Bonds Inverse Floater
    (MBIA Insured)
        06-01-08                                                 6.42             15,500,000(c)              15,639,500
Foothill/Eastern Transportation Corridor Agency
    Toll Road Revenue Bonds Series 1995A (MBIA Insured)
        01-01-35                                                 5.00             41,070,000                 34,909,499
Fresno Health Facility Refunding Revenue Bonds
    Holy Cross Health System (MBIA Insured)
        12-01-13                                                 5.63              3,000,000                  3,031,140
Irwindale Redevelopment Agency Subordinate Lien
    Tax Allocation Bonds
        12-01-26                                                 7.05              5,750,000                  6,037,443
Lake Elsinore Public Finance Authority
    Local Agency Revenue Bonds Series 1997F
        09-01-20                                                 7.10             11,930,000                 12,189,000
Los Angeles County Pre-refunded Certificates of
    Participation
        05-01-15                                                 6.71             20,000,000                 21,049,400
Los Angeles International Airport Regional Airports
    Improvement Corporation Refunding Revenue Bonds
    Delta Airlines
        11-01-25                                                 6.35             13,000,000                 12,893,010
Los Angeles International Airport Regional Airports
    Improvement Corporation Refunding Revenue Bonds
    United Airlines Series 1984
        11-15-21                                                 8.80             11,650,000                 12,281,081
Los Angeles Water & Power Electric Plant
    Refunding Revenue Bonds Series 1992
        02-01-20                                                 6.38             10,000,000                 10,374,500
Millbrae Residential Facility Revenue Bonds
    Magnolia of Millbrae Series 1997A A.M.T.
        09-01-27                                                 7.38              2,500,000                  2,516,175
Northern California Power Agency Geothermal 3
    Revenue Bonds
        07-01-09                                                 5.00             49,635,000                 49,537,172
Novato Community Facility District 1 Vintage Oaks
    Public Improvement Special Tax Refunding Bonds
        08-01-21                                                 7.25              5,000,000                  5,201,100
Oceanside Certificate of Participation Refunding Bonds
    Oceanside Civic Center (MBIA Insured)
        08-01-19                                                 5.25              7,000,000                  6,543,390
Orange County Special Tax Community Facilities Bonds
    Aliso Veijo District 88-1 Series 1992A
        08-15-18                                                 7.35              6,000,000                  6,579,300
Pleasanton Joint Powers Financing Authority Reassessment
    Revenue Bonds Series 1993A
        09-02-12                                                 6.15              4,350,000                  4,431,650
Sacramento Cogeneration Authority
    Pre-refunded Revenue Bonds Procter & Gamble Series 1995
        07-01-14                                                 6.50              3,800,000                  4,208,880
Sacramento Cogeneration Authority
    Revenue Bonds Procter & Gamble Series 1995
        07-01-21                                                 6.50              8,000,000                  8,860,800
Sacramento Municipal Utility District Electric
    Refunding Revenue Bonds Series 1993D
    Inverse Floater (FSA Insured)
        11-15-05                                                 7.12             15,800,000(c)              16,767,750
        11-15-06                                                 7.32             16,400,000(c)              17,425,000
Sacramento Municipal Utility District Electric
    Refunding Revenue Bonds Series 1993D
    Inverse Floater (MBIA Insured)
        11-15-15                                                 7.77             15,000,000(c)              14,812,500
Sacramento Power Authority Cogeneration
    Revenue Bonds Campbell Soup Series 1995
        07-01-22                                                 6.00             25,000,000                 24,043,000
San Joaquin Hills Orange County Transportation
    Corridor Agency Senior Lien Toll Road Revenue Bonds
        01-01-32                                                 6.75             14,785,000                 16,062,128
San Joaquin Hills Transportation Corridor Agency
    Capital Appreciation Toll Road Refunding Revenue
    Bonds Zero Coupon Series 1997A (MBIA Insured)
        01-15-24                                                 5.62              9,000,000(d)               2,082,420
        01-15-25                                                 5.03             43,510,000(d)               9,451,677
        01-15-26                                                 5.51             30,000,000(d)               6,132,900
        01-15-27                                                 5.51              6,670,000(d)               1,283,108
        01-15-32                                                 5.41             21,500,000(d)               3,032,360
San Joaquin Hills Transportation Corridor Agency
    Senior Lien Toll Road Revenue Bonds
    Zero Coupon Escrowed to Maturity
        01-01-17                                                 5.35             34,860,000(d)              12,994,065
San Jose Redevelopment Agency Merged Area
    Tax Allocation Bonds Series 1993 Inverse Floater
    (MBIA Insured)
        08-01-14                                                 7.41             33,600,000(c)              32,634,000
Santa Nella County Water District Improvement
    Limited Obligation Refunding Improvement Bonds
    Series 1998
        09-02-28                                                 6.25              2,760,000                  2,559,238
Sierra Unified School District Fresno County
    Certificate of Participation Capital Funding
    Refunding Bonds Series 1993
        03-01-18                                                 6.13              6,470,000                  6,333,742
South Tahoe Joint Powers Financing Authority
    Refunding Revenue Bonds South Tahoe Area 1
    Series 1995B
        10-01-28                                                 6.00              9,900,000                  9,455,886
Southern California Public Power Authority
    Power Revenue Bonds Palo Verde
    Series 1993 Inverse Floater (FGIC Insured)
        07-01-17                                                 6.92             20,000,000(c)              20,225,000
Ukiah Unified School District
    Mendocino County Certificates of Participation
    Series 1993
        09-01-10                                                 6.00              5,000,000                  5,202,300
University of California Refunding Revenue Bonds
    Multiple Purpose Project (AMBAC Insured)
        09-01-16                                                 5.25              6,000,000                  5,766,840
West Sacramento Financing Authority
    Special Tax Revenue Bonds Series 1999F
        09-01-29                                                 6.10              9,500,000                  8,621,060
Total                                                                                                       484,823,454

Colorado (7.5%)
Arapahoe County Industrial Development Revenue Bonds
    Dillion Real Estate-Kroger
        04-01-09                                                 8.00              4,000,000                  4,288,720
Arapahoe County Public Highway Authority Capital
    Improvement Trust Fund E-470 Highway
    Pre-refunded Revenue Bonds
        08-31-26                                                 7.00             22,000,000                 24,990,899
Aurora Centretech Metropolitan District
    Arapahoe County Series 1987B
        12-01-23                                                10.53              5,699,785                  6,083,210
Bowles Metropolitan District General Obligation Bonds
    Series 1995
        12-01-15                                                 7.75             15,500,000                 17,598,080
Briargate Public Building Authority
    Landowner Assessment Lien Bonds Series 1985A
        12-15-00                                                10.25              3,880,190(f)               3,565,507
Castle Rock Ranch Public Facility Improvement
    Revenue Bonds Series 1996
        12-01-17                                                 6.25             10,000,000                 10,038,600
Colorado Springs Hospital Revenue Bonds
    Memorial Hospital Series 1990
        12-15-10                                                 7.88              5,000,000                  5,189,750
Colorado Springs Utilities System
    Pre-refunded Revenue Bonds Series 1991C
        11-15-15                                                 6.50              1,505,000                  1,595,676
Colorado Springs Utilities System
    Refunding Revenue Bonds Series 1991C
        11-15-15                                                 6.50             24,895,000                 26,259,743
        11-15-21                                                 6.75             30,000,000                 31,851,677
Dawson Ridge Metropolitan District
    Refunding Revenue Bonds
    Zero Coupon Series B Escrowed to Maturity
        10-01-22                                                 5.21             40,000,000(d)               8,881,200
Denver City & County Airport Systems Revenue Bonds
    Series 1991A A.M.T.
        11-15-23                                                 8.75             10,000,000                 10,871,741
Denver City & County Airport Systems Revenue Bonds
    Series 1991D A.M.T.
        11-15-21                                                 7.75              8,650,000                  9,236,541
Denver City & County Airport Systems Revenue Bonds
    Series 1992A
        11-15-25                                                 7.25             20,975,000                 22,953,781
Denver City & County Airport Systems Revenue Bonds
    Series 1992B A.M.T.
        11-15-23                                                 7.25             20,500,000                 21,954,421
Denver City & County Airport Systems Revenue Bonds
    Series 1994A
        11-15-12                                                 7.50              5,000,000                  5,510,400
Denver City & County Airport Systems Revenue Bonds
    Series 1994A A.M.T.
        11-15-23                                                 7.50             19,340,000                 21,315,016
Denver City & County GVR Metropolitan District
    General Obligation Refunding Bonds Series 1991
        12-01-06                                                 8.00              1,385,000                  1,594,412
Denver City & County GVR Metropolitan District
    General Obligation Refunding Bonds Series 1995B
        12-01-06                                                11.00                730,000                    695,924
Denver Special Facility Airport Revenue Bonds
    United Air Lines Series A A.M.T.
        10-01-32                                                 6.88             25,400,000                 25,281,889
Denver Urban  Renewal  Authority Tax Increment  Revenue
    Bonds  Downtown  Denver Redevelopment Adams Mark Hotel
    Series 1989 A.M.T.
        09-01-15                                                 8.00             15,800,000                 17,535,156
        09-01-16                                                 8.00              1,785,000                  1,981,029
        09-01-17                                                 8.00              1,930,000                  2,141,953
Denver Urban Renewal Authority Tax Increment
    Revenue Bonds South Broadway Montgomery Ward
    Urban Renewal Series 1992
        05-01-16                                                 8.50             13,415,000                 14,478,810
Denver West Metropolitan District
    General Obligation Bonds Series 1996
        06-01-16                                                 6.50              2,560,000                  2,632,218
Denver West Metropolitan District
    General Obligation Refunding Improvement Bonds
    Series 1995
        12-01-14                                                 7.00              4,230,000                  4,512,014
Eagle Bend Metropolitan District 2
    Limited General Obligation Bonds
        12-01-18                                                 6.88              7,500,000                  7,480,275
Edgewater Redevelopment Authority
    Tax Increment Refunding Revenue Bonds
    Edgewater Redevelopment Series 1999
        12-01-08                                                 5.50              3,615,000                  3,392,605
Educational & Cultural Facilities Authority Revenue Bonds
    Bolder County Day School Series 1999
        09-01-24                                                 6.75              4,720,000                  4,589,539
Hotchkiss Industrial Development Revenue Bonds
    Dillion Real Estate-Kroger
        09-01-09                                                 8.00              1,500,000                  1,610,145
Housing Finance Authority Single Family Program
    Senior Bonds Series 1991B (FGIC Insured)
        08-01-11                                                 7.25              1,295,000(g)               1,334,174
        02-01-18                                                 7.30              1,180,000                  1,213,960
Lowry Economic Redevelopment Authority
    Revenue Bonds Series 1996
        12-01-10                                                 7.50             19,000,000                 20,978,659
Lowry Economic Redevelopment Authority
    Series A
        12-01-10                                                 7.00              3,600,000                  3,872,628
Saddle Rock Metropolitan District Limited Tax
    General Obligation Bonds Series 1997
        12-01-16                                                 7.63              5,300,000                  5,383,793
State Health Facilities Authority Retirement Facilities
    Revenue Bonds Liberty Heights Zero Coupon
    Escrowed to Maturity
        07-15-22                                                 7.50             81,465,000(d)              19,373,192
State Health Facility Authority Hospital Improvement
    Refunding Revenue Bonds
    Parkview Episcopal Medical Center Series 1995
        09-01-25                                                 6.13              7,000,000                  6,685,700
Superior Metropolitan District 2 Limited Tax
    General Obligation Refunding Bonds
    MDC Holdings Series 1994B
        12-01-13                                                 8.25              2,580,000                  2,989,317
        12-01-13                                                 8.50             12,000,000                 12,901,560
Thornton Industrial Development Revenue Bonds
    Dillion Real Estate-Kroger
        09-01-09                                                 8.00              4,500,000                  4,824,810
Trailmark Metropolitan District
    General Obligation Bonds
    Series 1999B
        12-01-18                                                 5.80              5,000,000                  4,585,550
Westminster Industrial Development Revenue Bonds
    Dillion Real Estate-Kroger
        04-01-09                                                 8.00              3,500,000                  3,757,005
Total                                                                                                       408,011,279

Connecticut (0.2%)
State Development Authority Pollution Control
    Refunding Revenue Bonds Conneticut Light & Power
    Series 1993B A.M.T.
        09-01-28                                                 5.95             10,000,000                  8,954,600

District of Columbia (0.7%)
General Obligation Refunding Bonds Series 1994A
    (MBIA Insured)
        06-01-10                                                 6.00             27,875,000                 29,817,887
        06-01-11                                                 6.10              7,580,000                  8,138,722
Housing Finance Agency Multi-family Mortgage
    Revenue Bonds Temple Courts Section 8
    Series 1985 (FHA Insured)
        02-01-22                                                12.00              1,300,000                  1,446,133
Total                                                                                                        39,402,742

Florida (4.8%)
Arbor Greene Community Development District
    Special Assessment Revenue Bonds Series 1996
        05-01-18                                                 7.60              4,880,000                  5,078,226
Arbor Greene Community Development District
    Special Assessment Revenue Bonds Series 1998
        05-01-19                                                 6.30              1,390,000                  1,315,593
Brooks of Bonita Springs Community
    Development District Special Assessment
    District Capital Improvement Revenue Bonds
    Series 1998A
        05-01-19                                                 6.20             11,200,000                 10,480,736
Brooks of Bonita Springs Community
    Development District Special Assessment
    District Capital Improvement Revenue Bonds
    Series 1998B
        05-01-06                                                 5.65              1,070,000                  1,030,945
Championsgate Community Development District
    Capital Improvement Revenue Bonds Series 1998A
        05-01-20                                                 6.25              2,840,000                  2,653,923
Championsgate Community Development District
    Capital Improvement Revenue Bonds Series 1998B
        05-01-05                                              5.70                 1,515,000                  1,470,338
Charlotte County Development Authority 1st Mortgage
    Refunding Revenue Bonds
    Royal Palm Retirement Centre Series 1991
        03-01-14                                                 9.50              3,830,000                  4,032,416
Crossings at Fleming Island Community Development
    District Special Assessment Bonds Series 1995
        05-01-16                                                 8.25              9,810,000                 10,430,090
Crossings at Fleming Island Community Development
    District Utility Revenue Bonds Series 1994
        10-01-19                                                 7.38             12,945,000                 13,379,564
Crossings at Fleming Island Community Development
    District Utility Revenue Bonds Series 1999
        10-01-25                                                 6.75              6,000,000                  5,884,320
Department of Transportation Turnpike Revenue Bonds
    Series 1991A (AMBAC Insured)
        07-01-20                                                 6.25             20,000,000                 20,612,599
Grand Haven Community Development District
    Special Assessment Bonds Flagler County
    Series 1997A
        05-01-02                                                 6.30              4,400,000                  4,407,524
Grand Haven Community Development District
    Special Assessment Revenue Bonds
    Series 1998A
        05-01-19                                                 6.90              1,000,000                    998,860
Heritage Harbor Community Development District
    Special Assessment Revenue Bonds
    Series 1997B
        05-01-03                                                 6.00              1,135,000                  1,124,842
        05-01-05                                                 5.75              1,650,000                  1,617,644
Heritage Palms Community Development District
    Capital Improvement Revenue Bonds
    Series 1998
        11-01-03                                                 5.40              3,635,000                  3,534,965
Hillsborough County Housing Finance Authority
    Multi-family Housing Revenue Bonds
    Park Springs Apartments A.M.T. V.R.
        07-01-39                                                 6.00              9,300,000                  8,591,619
Hillsborough County Utility Refunding Revenue Bonds
    Series 1991A
        08-01-14                                                 7.00             24,000,000                 25,106,230
Hillsborough County Utility Refunding Revenue Bonds
    Series 1991A (MBIA Insured)
        08-01-16                                                 6.50             24,760,000                 25,993,295
Lakewood Ranch Community Development District 1
    Manatec County Benefit Special Assessment Bonds
    Series 1998
        05-01-17                                                 7.30              3,180,000                  3,082,469
Lakewood Ranch Community Development District 1
    Special Assessment Bonds Series 1994
        05-01-14                                                 8.25              2,175,000                  2,292,820
Miami Health Facility Authorization Revenue Bonds
    Inverse Floater (AMBAC Insured)
        08-15-15                                                 7.04              3,500,000(c)               3,097,500
North Springs Improvement Special Assessment
    District Revenue Bonds Heron Bay Series 1997
        05-01-19                                                 7.00              3,000,000                  3,045,420
North Springs Improvement Special Assessment
    District Revenue Bonds Parkland Isles Series 1997B
        05-01-05                                                 6.25              2,500,000                  2,473,900
Orange County Housing Finance Authority
    Multi-family Housing Revenue Bonds
    Dunwoodie Apartments Series 1999E A.M.T.
        07-01-35                                                 6.50              6,020,000                  5,545,985
Palm Beach County Health Facilities Authority Hospital
    Revenue Bonds Good Samaritan Health Series 1993
        10-01-22                                                 6.30              3,750,000                  4,020,825
Palm Beach County Housing Finance Authority
    Multi-family Revenue Bonds Lake Delray
    Series A A.M.T.
        01-01-31                                                 6.40             14,000,000                 13,023,500
Polk County Industrial Development Authority 1st Mortgage
    Refunding Revenue Bonds Spring Haven II
        12-01-14                                                 8.75              5,760,000                  6,114,874
Port Everglades Port Authority Revenue Bonds Junior Lien
        09-01-16                                                 5.00             18,635,000                 17,161,903
River Ridge Community Development District
    Special Assessment Revenue Bonds Series 1998
        05-01-08                                                 5.75              3,100,000                  2,974,109
Riverwood Community Development District
    Charlotte County Special Assessment Revenue Bonds
    Series 1992A-B
        05-01-12                                                 8.50                460,000                    477,324
        05-01-14                                                 8.50              4,925,000                  5,110,476
State Housing Finance
    Revenue Bonds Westbrook Apartments
    Series U-1 A.M.T.
        01-01-39                                                 6.45              4,880,000                  4,432,504
Stoneybrook Community Development District
    Capital Improvement Revenue Bonds
    Lee County Series 1998A
        05-01-19                                                 6.10              1,660,000                  1,537,326
Stoneybrook Community Development District
    Capital Improvement Revenue Bonds
    Lee County Series 1998B
        05-01-08                                                 5.70              1,180,000                  1,129,024
Sumter County Industrial  Development  Authority
    Industrial  Development Revenue
    Bonds Little Sumter Utility Company Series 1997 A.M.T.
        10-01-27                                                 7.25              4,200,000                  4,027,422
Sumter County Industrial  Development  Authority
    Industrial  Development Water &
    Sewer Revenue Bonds Little Sumter Utility Company
    Series 1998 A.M.T.
        10-01-27                                                 6.75              2,915,000                  2,695,005
Sumter County Village Community Development
    District 1 Capital Improvement Revenue Bonds
    Series 1992
        05-01-12                                                 8.40                535,000                    558,230
Sunrise Utility System Refunding & Improvement
    Revenue Bonds
        10-01-18                                                10.75              5,000,000                  5,271,250
Village Center Community Development District
    Sub Recreational Revenue Bonds
    Series 1998C
        01-01-19                                                 7.38              2,640,000                  2,524,236
Village Center Community District Recreational
    Revenue Bonds Series 1996B
        01-01-17                                                 8.25              2,695,000                  2,802,800
Village Community Development District 2
    Special Assessment District Revenue Bonds
    Series 1996
        05-01-17                                                 7.63              4,830,000                  4,963,646
Volusia County Industrial Development Authority
    1st Mortgage Refunding Revenue Bonds Series 1996
        11-01-26                                                 7.63             10,925,000                 12,690,917
Total                                                                                                       258,797,194

Georgia (2.6%)
Americus-Sumter County Hospital Authority
    Refunding Revenue Bonds South Georgia
    Methodist Home for the Aging Obligated Group
    Magnolia Manor Series 1999
        05-15-29                                                 6.38              5,500,000                  4,957,205
Atlanta Special Purpose Facility Revenue Bonds
    Delta Air Lines Series 1989B A.M.T.
        12-01-18                                                 7.90             13,500,000                 13,794,435
        12-01-19                                                 6.25              8,685,000                  8,458,061
Atlanta Water & Wastewater Refunding Revenue
    Bonds Series 1999A (FGIC Insured)
        11-01-38                                                 5.00             29,275,000                 24,466,288
Colquitt County Development Authority Revenue Bonds
    Zero Coupon Escrowed to Maturity
        12-01-21                                                 6.87             46,350,000(d)              10,308,704
Effingham County Pollution Control Revenue Bonds
    Fort Howard Series 1988
        10-01-05                                                 7.90             19,850,000                 20,330,569
Fulco Hospital Authority Revenue Anticipation Certificate
    Georgia Baptist Health Care Systems Series 1992A
        09-01-22                                                 6.38             20,300,000                 21,594,531
George L. Smith II World Congress Center Authority
    Miscellaneous Revenue Bonds
    Dome Stadium Series 2000 (MBIA Insured) A.M.T.
        07-01-20                                                 5.50              8,000,000(h)               7,368,560
Municipal Electric Authority Power Revenue Bonds
    Series L
        01-01-20                                                 5.00              1,150,000                    993,830
Rockdale County  Development Authority Solid
    Waste Disposal  Revenue Bonds Visy
    Paper Series 1993 A.M.T.
        01-01-26                                                 7.50             10,000,000                 10,348,300
Savannah Economic Development Authority
    1st Mortgage Revenue Bonds Zero Coupon Series 1991A
        12-01-21                                                 5.40             13,730,000(d)               3,053,689
Savannah Economic Development Authority
    Revenue Bonds Zero Coupon Escrowed to Maturity
        12-01-21                                                 6.87             64,220,000(d)              14,283,170
Total                                                                                                       139,957,342

Hawaii (0.4%)
City & County of Honolulu Refunding & Improvement
    General Obligation Bonds Series 1993B Inverse Floater
        09-07-06                                                 6.52             10,000,000(c)              10,300,000
        09-11-08                                                 6.82             10,000,000(c)              10,300,000
Total                                                                                                        20,600,000

Illinois (8.4%)
Bradley Kankakee County Tax Increment
    Refunding Revenue Bonds Series 1993
        12-01-12                                                 8.40              5,590,000                  6,063,138
Broadview Cook County Senior Lien Tax Increment
    Revenue Bonds Series 1993
        07-01-13                                                 8.25             10,995,000                 12,576,851
Chicago Board of Education Unlimited General
    Obligation Bonds Capital Appreciation School Reform
    Zero Coupon Series B-1 (FGIC Insured)
        12-01-29                                                 5.20             25,000,000                  3,798,500
Chicago Board of Education Unlimited General
    Obligation Bonds School Reform Series 1997A
    (AMBAC Insured)
        12-01-22                                                 5.25              5,000,000                  4,529,650
Chicago Board of Education School Reform
    Unlimited Tax General Obligation Refunding Bonds
    Zero Coupon Series 1999A (FGIC Insured)
        12-01-28                                                 5.30             31,500,000(d)               5,097,645
        12-01-29                                                 5.30             30,500,000(d)               4,634,170
        12-01-30                                                 5.30             36,135,000(d)               5,140,565
Chicago Capital Appreciation Unlimited
    General Obligation Bonds City Colleges
    Zero Coupon (FGIC Insured)
        01-01-36                                                 6.26             32,670,000(d)               3,447,338
Chicago General Obligation Bonds
    Series 1991 (AMBAC Insured)
        01-01-16                                                 6.00              6,170,000                  6,478,377
Chicago General Obligation Bonds
    Series 1994A (AMBAC Insured)
        01-01-22                                                 5.88             17,850,000                 18,698,232
Chicago General Obligation Refunding Bonds
    Series 1995A (AMBAC Insured)
        01-01-18                                                 5.50             20,000,000                 19,419,400
Chicago O'Hare International Airport
    General Airport Refunding Revenue Bonds Series 1993A
        01-01-16                                                 5.00             14,450,000                 12,930,149
Chicago O'Hare International Airport
    General Airport Revenue Bonds Series 1990A A.M.T.
        01-01-16                                                 7.50             21,000,000                 21,479,009
        01-01-18                                                 6.00             29,000,000                 29,625,239
Chicago O'Hare International Airport
    Special Facility Revenue Bonds United Airlines
    Series 1999A
        09-01-16                                                 5.35              5,000,000                  4,355,550
Chicago O'Hare International Airport
    Special Revenue Bonds (FGIC Insured) A.M.T.
        11-01-25                                                 7.88             17,750,000                 18,453,788
Chicago O'Hare International Airport
    Special Revenue Bonds A.M.T.
        01-01-17                                                 7.50             32,250,000                 32,988,202
Chicago O'Hare International Airport
    Special Revenue Facility Bonds Delta Airlines
    Series 1992
        05-01-18                                                 6.45             10,000,000                  9,997,200
Chicago Ridge Special Service Area 1 Unlimited
    Ad Valorem Tax Bonds Series 1990
        12-01-08                                                 9.00              2,700,000                  2,881,143
Chicago Wastewater Transmission Revenue Bonds
    Series 1994 (MBIA Insured)
        01-01-24                                                 6.38             22,500,000                 24,509,474
Cook County Bedford Park Senior Lien Tax Increment
    Revenue Bonds
        01-01-06                                                 7.00                990,000                  1,021,838
        01-01-12                                                 7.38              1,700,000                  1,762,458
Cook County Bedford Park Senior Lien Tax Increment
    Revenue Bonds Mark IV Series 1992
        03-01-12                                                 9.75              1,675,000                  1,873,136
Development Finance Authority Lifecare Revenue Bonds
    Presbyterian Homes Series 1996B
        09-01-31                                                 6.40              6,700,000                  6,829,444
Development Finance Authority Pollution Control
    Refunding Revenue Bonds Central Illinois
    Public Service 2nd Series 1993B
        06-01-28                                                 5.90              2,500,000                  2,414,175
Development Finance Authority Pollution Control
    Refunding Revenue Bonds Commonwealth Edison
    Series 1994
        01-15-09                                                 5.70              2,000,000                  2,077,680
        01-15-14                                                 5.85              4,500,000                  4,626,180
DuPage County Tax Increment Revenue Bonds
    Series 1997
        01-01-17                                                 7.88              4,690,000                  5,020,926
Educational Facilities Authority Refunding Revenue Bonds
    Lewis University Series 1996
        10-01-26                                                 6.13              8,780,000                  8,307,197
Educational Facilities Authority Refunding Revenue Bonds
    Loyola University of Chicago Series 1993
    Inverse Floater (FGIC Insured)
        07-01-12                                                 7.57             11,000,000(c)              11,745,580
Granite City Madison County Hospital
    Refunding Revenue Bonds St. Elizabeth Medical Center
    Series 1989A
        06-01-08                                                 8.13              2,920,000                  2,899,210
Health Facilities Authority Refunding Revenue Bonds
    Morris Hospital
        12-01-23                                                 6.13              3,005,000                  2,909,681
Health Facilities Authority Refunding Revenue Bonds
    University of Chicago Series 1993 Inverse Floater
    (MBIA Insured)
        08-15-14                                                 8.02             10,000,000(c)               9,850,000
Health Facilities Authority Revenue Bonds
    Sarah Bush Lincoln Health Center Series 1992
        05-15-12                                                 7.25              2,000,000                  2,164,400
        05-15-22                                                 7.25              2,000,000                  2,164,400
Health Facilities Authority Revenue Bonds
    Sarah Bush Lincoln Health Center Series 1996B
        02-15-22                                                 5.75              2,915,000                  2,653,233
Health Facility Authority Revenue Bonds
    South Suburban Hospital Series 1992
        02-15-09                                                 7.00              4,000,000                  4,357,743
        02-15-18                                                 7.00              5,000,000                  5,504,594
Hodgkins General Obligation Tax Increment Bonds
    Series 1991
        12-01-09                                                 9.50             11,200,000                 12,453,216
Hodgkins General Tax Increment Bonds
    Series 1995A
        12-01-13                                                 7.63              9,000,000                  9,557,280
Huntley Special Tax Bonds
    Series 1998
        02-01-25                                                 6.75              2,450,000                  2,352,539
Huntley Special Tax Bonds
    Series 1999
        03-01-28                                                 6.30              2,305,000                  2,107,185
Lakemoor Special Tax Revenue Bonds
    Series 1997
        03-01-27                                                 7.80              9,000,000                  9,240,750
Lansing Tax Increment Refunding Revenue Bonds
    Landings Redevelopment Area Limited Sales
    Tax Pledge Series 1992
        12-01-08                                                 7.00             10,000,000                 10,590,400
Marion General Obligation Hospital Alternate
    Revenue Source Bonds Series 1991
        12-01-16                                                 7.50              3,800,000                  4,093,892
Metropolitan Pier & Exposition Authority
    Dedicated State Tax Refunding Revenue Bonds
    McCormick Place Zero Coupon (FGIC Insured)
        06-15-19                                                 6.37              6,000,000(d)               1,822,980
Metropolitan Pier & Exposition Authority
    Dedicated State Tax Refunding Revenue Bonds
    McCormick Place Zero Coupon (MBIA Insured)
        06-15-17                                                 6.61             11,210,000(d)               3,920,249
        06-15-28                                                 6.61             41,900,000(d)               7,143,950
Metropolitan Pier & Exposition Authority
    Sales Tax & Miscellaneous Tax Revenue
    Capital Appreciation Refunding Bonds
    Zero Coupon Series 1996A (MBIA Insured)
        12-15-22                                                 6.05             16,225,000(d)               3,947,056
Regional Transportation Authority General
    Obligation Bonds Counties of Cook, DuPage, Kane, Lake,
    McHenry & Will Series 1992A (AMBAC Insured)
        06-01-22                                                 6.13              7,200,000                  7,489,584
Schaumburg Special Assessment District
    Revenue Bonds Woodfield Road
    Series 1998
        12-01-28                                                 6.75              3,403,000                  3,088,120
State Development Finance Authority Pollution Control
    Refunding Revenue Bonds Illinois Power
    Series 1991A
        07-01-21                                                 7.38             19,250,000                 20,849,868
State Development Finance Authority Regency Park
    Retirement Housing Revenue Bonds Zero Coupon
    Series 1991B Escrowed to Maturity
        07-15-25                                                 5.49             10,000,000(d)               1,833,800
State Development Finance Authority Retirement Housing
    Revenue Bonds Zero Coupon Escrowed to Maturity
        04-15-20                                                 7.75             68,000,000(d)              17,651,440
State Health Facilities Authority Refunding Revenue Bonds
    Edwards Hospital Series 1993A
        02-15-19                                                 6.00              6,350,000                  6,097,842
State Health Facilities Authority Refunding Revenue Bonds
    Masonic Medical Center Series 1993
        10-01-19                                                 5.50              2,000,000                  1,784,760
Tinley Park Cook & Will Counties Limited Sales Tax
    Revenue Bonds Series 1988
        11-01-99                                                10.25                895,000(f)                 321,520
Tinley Park Cook & Will Counties Unlimited Ad Valorem
    Tax Bonds of Special Service
        12-01-99                                                10.65                 80,000                     79,921
        12-01-00                                                10.65                 90,000                     83,601
        12-01-01                                                10.65                100,000                     91,890
        12-01-02                                                10.65                110,000                    101,079
        12-01-03                                                10.65                120,000                    110,268
        12-01-04                                                10.65                135,000                    124,052
        12-01-05                                                10.65                150,000                    137,835
        12-01-06                                                10.65                165,000                    151,619
        12-01-07                                                10.65                185,000                    169,997
Total                                                                                                       452,682,188

Indiana (2.3%)
Brazil 1st Mortgage Revenue Bonds Hoosier Care II
    Series 1990
        06-01-20                                                10.38              4,025,000                  4,177,990
Carmel Retirement Rental Housing Refunding
    Revenue Bonds Beverly Enterprises Series 1992
        12-01-08                                                 8.75              6,275,000                  6,743,554
Development Finance Authority Environmental
    Improvement Refunding Revenue Bonds USX Corporation
    Series 1996
        07-15-30                                                 6.25              2,000,000                  1,889,520
East Chicago Elementary School Building Lake County
    1st Mortgage Refunding Bonds Series 1996
        01-05-16                                                 6.25              8,000,000                  8,472,160
Hanover 1st Mortgage Revenue Bonds Hoosier Care II
    Series 1990
        06-01-20                                                10.38              6,590,000                  6,837,125
Health Facility Authority Hospital Revenue Bonds
    Community Hospital of Anderson Series 1993
        01-01-23                                                 6.00             10,000,000                  9,417,100
Health Facility Authority Hospital Revenue Bonds
    Union Hospital Series 1993 (MBIA Insured)
        09-01-18                                                 5.13             10,000,000                  8,949,500
Health Facility Finance Authority Hospital Revenue Bonds
    Hancock Memorial Series 1996
        08-15-17                                                 6.13              2,295,000                  2,239,576
La Porte County Hospital Authority Hospital Refunding
    Revenue Bonds La Porte Hospital Series 1993
        03-01-12                                                 6.25              5,070,000                  5,083,993
        03-01-23                                                 6.00              2,990,000                  2,809,912
Lawrenceburg Pollution Control Refunding Revenue Bonds
    Methodist Hospital Series 1989
        09-01-08                                                 6.50             15,555,000                 15,897,988
Marion County Hospital Authority Refunding Revenue Bonds
    Methodist Hospital Series 1989 (MBIA Insured)
        09-01-13                                                 6.50              4,115,000                  4,164,709
Rockport Pollution Control Refunding Revenue Bonds
    Indiana Michigan Electric Series B
        03-01-16                                                 7.60              5,500,000                  5,726,105
St. Joseph County Hospital Facility Revenue Bonds
    Memorial Hospital of South Bend
        06-01-10                                                 9.40              1,770,000                  2,154,302
Vincennes Economic Development
    Improvement Refunding Revenue Bonds
    Southwest Regional Youth Facilities Series 1999
        01-01-24                                                 6.25             24,535,000                 22,659,546
Vincennes Economic Development
    Revenue Bonds Southwest Indiana
    Regional Youth Village Facility Series 1993
        01-01-24                                                 8.50             16,575,000                 18,276,092
Total                                                                                                       125,499,172

Iowa (0.6%)
Keokuk Hospital Facilities Refunding Revenue Bonds
    Keokuk Area Hospital Series 1991
        12-01-21                                                 7.63              5,350,000                  5,770,029
Muscatine Electric Refunding Revenue Bonds Series 1986
        01-01-05                                                 6.00             10,845,000                 10,859,315
        01-01-06                                                 6.00             11,330,000                 11,344,955
        01-01-07                                                 5.00              2,250,000                  2,231,393
        01-01-08                                                 5.00              5,100,000                  5,019,930
Total                                                                                                        35,225,622

Kansas (0.2%)
Manhattan Health Care Facility Revenue Bonds
    Meadowlark Hills Retirement Community
    Series 1999A
        05-15-28                                                 6.50              1,500,000                  1,378,305
State Development Financing Authority
    Multi-family Revenue Bonds
    Tiffany Gardens Apartments A.M.T.
        09-01-29                                                 6.75              5,100,000                  4,795,683
Wyandotte County Kansas City Multi-family
    Housing Revenue Bonds Park Victoria Apartments
    Series 1998 A.M.T.
        08-01-28                                                 6.25              4,980,000                  4,591,859
Total                                                                                                        10,765,847

Kentucky (1.0%)
Development Finance Authority Hospital Facility
    Revenue Bonds St. Luke Hospital Series 1989B
        10-01-19                                                 6.00             22,695,000                 23,184,985
Economic Development Finance Authority Hospital
    Refunding Revenue & Improvement Bonds
    Appalachian Regional Hospital Series 1997
        10-01-22                                                 5.88              5,000,000                  4,043,600
Jefferson County Student Housing Industrial Building
    Revenue Bonds Collegiate Housing Foundation
    Series 1999A
        09-01-29                                                 7.13              4,000,000                  3,943,480
Muhlenberg County Hospital Refunding Revenue Bonds
    Muhlenberg Community Hospital Series 1996
        07-01-10                                                 6.75              8,535,000                  8,382,224
Turnpike Authority Economic Road Development
    Refunding Revenue Bonds Series 1993 Inverse Floater
    (AMBAC Insured)
        06-06-12                                                 7.84             15,000,000(c)              15,112,500
Total                                                                                                        54,666,789

Louisiana (2.7%)
Calcasieu Parish Industrial Development Pollution Control
    Refunding Revenue Bonds Gulf State Utilities
    Series 1992
        10-01-12                                                 6.75             10,500,000                 10,657,710
Energy & Power Authority Refunding Revenue Bonds
    Rodemacher Unit 2 Series 1991 (FGIC Insured)
        01-01-13                                                 6.00             28,000,000                 28,335,160
Hodge Village Combined Utility System Revenue Bonds
    Stone Container Series 1990 A.M.T.
        03-01-10                                                 9.00             23,000,000                 23,591,560
New Orleans Audubon Park Commission Aquarium
    Revenue Bonds Series 1992A
        04-01-12                                                 8.00              7,100,000                  7,764,205
Public Facilities Authority Revenue Bonds
    Glen Retirement Systems Series 1995
        12-01-15                                                 6.50              1,000,000                    995,570
        12-01-25                                                 6.70              1,500,000                  1,510,035
Southern Louisiana Port Commission Terminal
    Refunding Revenue Bonds GATX Terminal Series 1993
        03-01-23                                                 7.00             13,180,000                 13,668,714
St. Charles Parish Pollution Control Revenue Bonds
    Louisiana Power & Light 2nd Series 1984
        12-01-14                                                 8.00             29,155,000                 30,032,566
St. Charles Parish Pollution Control Revenue Bonds
    Louisiana Power & Light Series 1991 A.M.T.
        06-01-21                                                 7.50             20,700,000                 21,511,026
West Feliciana Parish Demand Pollution Control
    Revenue Bonds Gulf State Utilities Series 1985B
        05-01-15                                                 9.00              6,000,000                  6,260,520
Total                                                                                                       144,327,066

Maine (0.2%)
Finance Authority Multi-family Housing Revenue
    Obligation Securities Huntington Common
    Series 1997A
        09-01-27                                                 7.50              5,000,000                  4,756,600
Kennebunk Special Obligation Revenue Bonds
    Series 1999A
        07-01-24                                                 7.00              4,750,000                  4,402,300
Total                                                                                                         9,158,900

Maryland (0.8%)
Frederick County Economic Refunding Revenue Bonds
    Alumax Series 1992
        04-01-17                                                 7.25              9,880,000                 10,325,292
Frederick County Obligation Special Tax Revenue Bonds
    Urbana Community Development Authority Series 1998
        07-01-25                                                 6.63              6,000,000                  5,719,680
Harford County Industrial Development Revenue Bonds
    Dorsey
        04-16-05                                                 8.00                449,000                    450,248
Prince George's County Hospital Revenue Bonds
    Dimensions Health Series 1992
        07-01-17                                                 7.25             11,400,000                 12,377,436
        07-01-22                                                 7.00              7,000,000                  7,557,900
State Transportation Authority Facility
    Capital Appreciation Revenue Bonds
    Zero Coupon Series 1992 (FGIC Insured)
        07-01-10                                                 6.33              3,000,000(d)               1,708,440
        07-01-11                                                 6.33              6,700,000(d)               3,589,391
State Transportation Authority Facility
    Revenue Bonds Zero Coupon
    Series 1992 (FGIC Insured)
        07-01-12                                                 6.35              5,000,000(d)               2,507,300
Total                                                                                                        44,235,687

Massachusetts (2.7%)
Bay Transportation Authority Refunding Revenue Bonds
    Series 1994A (MBIA Insured)
        03-01-12                                                 6.00              8,000,000                  8,277,781
Health & Educational Facilities Authority
    Revenue Bonds Berkshire Health Systems
    Series C
        10-01-11                                                 5.90              1,700,000                  1,623,245
        10-01-20                                                 6.00              4,000,000                  3,764,360
Health & Educational Facilities Authority
    Revenue Bonds Beverly Hospital Inverse Floater
    (MBIA Insured)
        06-18-20                                                 7.92              8,000,000(c)               7,380,000
Health & Educational Facilities Authority
    Revenue Bonds Charlton Memorial Hospital
    Series 1991B
        07-01-13                                                 7.25              6,455,000                  6,848,884
Health & Educational Facilities Authority
    Revenue Bonds Holyoke Hospital
    Series B
        07-01-15                                                 6.50                500,000                    493,515
Industrial Finance Agency Pollution Control
    Refunding Revenue Bonds Eastern Edison
    Series 1993
        08-01-08                                                 5.88              4,250,000                  4,124,795
Industrial Finance Agency Resource Recovery
    Revenue Bonds SEMASS Series 1991A
        07-01-15                                                 9.00             18,885,000                 20,284,756
Industrial Finance Agency Resource Recovery
    Revenue Bonds SEMASS Series 1991B A.M.T.
        07-01-15                                                 9.25             24,700,000                 26,532,247
Municipal Wholesale Electric Power
    Supply System Pre-refunded Revenue Bonds
    Series 1992B
        07-01-17                                                 6.75             10,130,000                 10,886,407
Municipal Wholesale Electric Power
    Supply System Revenue Bonds
    Series 1993A Inverse Floater (AMBAC Insured)
        07-01-18                                                 7.12              6,500,000(c)               5,703,750
State Health & Educational Facilities Authority
    Refunding Revenue Bonds Christopher House Series 1999A
        01-01-29                                                 6.88              5,000,000                  4,718,850
State Industrial Finance Agency Assisted Living
    Facility Revenue Bonds Marina Bay LLC
    Series 1997 A.M.T.
        12-01-27                                                 7.50              2,000,000                  2,038,220
State Industrial Finance Agency Assisted Living
    Facility Revenue Bonds Newton Group Properties LLC
    Series 1997 A.M.T.
        09-01-27                                                 8.00              4,300,000                  4,538,865
Water Resource Authority General
    Refunding Revenue Bonds Series 1992B
        11-01-15                                                 5.50             22,175,000                 21,488,462
Water Resource Authority General
    Revenue Bonds Series 1992A
        07-15-19                                                 6.50              3,500,000                  3,770,550
Water Resource Authority General
    Revenue Bonds Series 1993B-95B
    (MBIA Insured)
        12-01-25                                                 5.00              9,000,000                  7,780,140
Water Resource Authority General
    Revenue Bonds Series B (MBIA Insured)
        03-01-22                                                 5.00             10,000,000                  8,779,600
Total                                                                                                       149,034,427

Michigan (4.0%)
Chippewa Valley Schools Unlimited Tax
    General Obligation Refunding Bonds
    Series 1998 (AMBAC Insured)
        05-01-23                                                 4.75             14,240,000                 11,916,886
Concord Academy Certificate of Participation Series 1998
        10-01-19                                                 7.00              1,000,000                    918,830
Countryside Charter School
    Full Term Certificates of Participation
    Berrien County Series 1999
        04-01-29                                                 7.00              2,635,000                  2,426,888
Crawford County Economic Development Corporation
    Environmental Improvement Revenue Bonds
    Weyerhaeuser Series 1991A
        07-15-07                                                 7.13             10,800,000                 11,798,676
Detroit Unlimited Tax General Obligation Bonds
    Series 1993
        04-01-14                                                 6.35              5,510,000                  5,757,179
Detroit Unlimited Tax General Obligation Bonds
    Series 1995A
        04-01-15                                                 6.80%            $1,375,000                  1,518,853
Lincoln Consolidated School District Unlimited Tax
    General Obligation Refunding Bonds (FGIC Insured)
        05-01-18                                                 5.85              6,455,000                  6,817,425
Livingston Academy Certificate of Participation
    Series 1999
        05-01-27                                                 7.00              3,080,000                  2,863,661
Midland  County  Economic  Development Corporation
    Pollution  Control  Limited Obligation
    Refunding Revenue Bonds Midland Cogeneration
    Series 1990 A.M.T.
        07-23-09                                                 9.50             35,200,000                 36,470,367
Midland County Economic Development Corporation
    Pollution Control Limited Obligation Refunding Revenue
    Bonds Midland Cogeneration Series 1990C
        07-23-09                                                 8.50             18,900,000                 19,488,168
Plymouth Educational Center Certificates of Participation
        07-01-29                                                 7.00              7,875,000                  7,498,181
State Hospital Finance Authority
    Hospital Pre-refunded Revenue Bonds
    McLaren Obligated Group Series 1991A
        09-15-21                                                 7.50              7,500,000                  8,047,875
State Hospital Finance Authority
    Hospital Refunding Revenue Bonds
    Sinai Hospital of Greater Detroit Series 1995
        01-01-26                                                 6.70              3,000,000                  2,820,990
State Hospital Finance Authority
    Refunding Revenue Bonds
    Detroit Medical Center
    Series 1993A
        08-15-18                                                 6.50             10,000,000                  9,343,500
State Hospital Finance Authority
    Refunding Revenue Bonds
    Greater Detroit Sinai Hospital Series 1995
        01-01-16                                                 6.63              2,750,000                  2,615,580
State Hospital Finance Authority
    Revenue Bonds Central Michigan Community Hospital
        10-01-27                                                 6.25              2,095,000                  1,957,819
State Strategic Fund Limited Tax Obligation Refunding
    Revenue Bonds Ford Motor
    Series 1991A
        02-01-06                                                 7.10             16,400,000                 18,277,308
Strategic Fund Environmental Improvement Limited
    Obligation Refunding Revenue Bonds
    Crown Paper Company Series 1997B
        08-01-12                                                 6.25              1,100,000                    923,604
Strategic Fund Limited Obligation Refunding
    Revenue Bonds Detroit Edison
    Series 1995AA (MBIA Insured)
        09-01-25                                                 6.40             12,000,000                 12,227,280
Strategic Fund Limited Obligation Refunding
    Revenue Bonds Great Lakes Pulp & Fibre
    Series 1994 A.M.T.
        12-01-27                                                 5.00             23,933,770                 16,753,639
Summit Academy Certificates of Participation
    Junior High School Facility Series 1999
        09-01-29                                                 7.00              4,000,000                  3,669,760
Summit Academy Certificates of Participation Series 1998
        09-01-18                                                 7.00              2,500,000                  2,325,100
Troy City Downtown Development Authority
    County of Oakland Development Bonds
    Series 1995A (Asset Guaranty)
        11-01-18                                                 6.38              1,000,000                  1,022,040
Van Buren Township Tax Increment Revenue Bonds
    Series 1994
        10-01-16                                                 8.40              3,955,000                  4,341,483
Wayne Charter County Special Airport Facilities Revenue
    Bonds Northwest Airlines
    Series 1999 A.M.T.
        12-01-29                                                 6.00              8,235,000                  7,401,289
Wayne County Special Airport Facilities
    Refunding Revenue Bonds Northwest Airlines Series 1995
        12-01-15                                                 6.75             11,265,000                 11,325,718
Wayne Charter County Airport Facilities
    Revenue Bonds Detroit Metropolitan Wayne County Airport
    Series 1998B (MBIA Insured)
        12-01-23                                                 4.88              9,940,000                  8,382,700
Total                                                                                                       218,910,799

Minnesota (4.6%)
Anoka County Housing & Redevelopment Authority
    Revenue Bonds Epiphany Assisted Living LLC
        12-01-29                                                 7.40              4,000,000                  3,952,520
Becker Solid Waste Disposal Facility Revenue Bonds
    Liberty Paper Series 1994B A.M.T.
        08-01-15                                                 9.00             16,800,000                 17,175,480
Bloomington Health Care Facility Revenue Bonds
    Friendship Village of Bloomington Series 1992
        04-01-02                                                 8.50              2,385,000(g)               2,452,519
Brainerd Economic Development Authority
    Health Care Facility Revenue Bonds
    Benedictine Health System St. Joseph Medical Center
    Series 1990
        02-15-20                                                 8.38              4,670,000                  4,804,823
Duluth Economic Development Authority Health Care
    Facilities Pre-refunded Revenue Bonds Benedictine
    Health System St. Mary's Medical Center
    Series 1990
        02-15-20                                                 8.38              8,300,000                  8,539,621
Fergus Falls Health Care Facilities Revenue Bonds
    LRHC Long-term Care Facility Series 1995
        12-01-25                                                 6.50              1,530,000                  1,531,408
Fridley Senior Housing Revenue Bonds
    Banfill Crossing Homes Series 1999
        09-01-34                                                 6.75              7,000,000                  6,590,430
International Falls Solid Waste Disposal Revenue
    Bonds Boise Cascade Series 1990 A.M.T.
        01-01-15                                                 7.75             10,000,000                 10,208,100
Little Canada Multi-family Housing Revenue Bonds
    Housing Alternatives Development Company
    Series 1997A
        12-01-27                                                 6.25              1,755,000                  1,655,737
Mahtomedi Multi-family Housing Revenue Bonds
    Briarcliff A.M.T.
        06-01-36                                                 7.35              1,995,000                  2,002,481
Maplewood Elder Care Facilities Revenue Bonds Care
    Institute Series 1994
        01-01-24                                                 7.75              8,000,000                  7,884,320
Maplewood Multi-family Housing Refunding Revenue
    Bonds Carefree Cottages of Maplewood III
    Series 1995 A.M.T.
        11-01-32                                                 7.20              4,905,000                  4,784,729
Mille Lacs Capital Improvement Authority Infrastructure
    Revenue Bonds Series 1992A
        11-01-12                                                 9.25              4,150,000                  4,756,855
Minneapolis Housing & Healthcare Facility Revenue Bonds
    Augustana Chapel View Homes Incorporated Series 1997
        06-01-22                                                 6.70              1,885,000                  1,792,786
        06-01-27                                                 6.75              2,640,000                  2,510,666
Richfield Multi-family Housing Refunding Revenue
    Bonds Village Shores Apartments Series 1996
        08-01-31                                                 7.63              4,895,000                  4,859,511
Robbinsdale Multi-family Housing Revenue Bonds
    Copperfield Hill Series 1996A
        12-01-31                                                 7.35              3,500,000                  3,407,705
Rochester Multi-family Housing Development
    Revenue Bonds Wedum Shorewood Campus
        06-01-36                                                 6.60             10,000,000                  9,302,100
Roseville Housing Facilities Nursing Home
    Refunding Revenue Bonds College Properties
    Series 1998
        10-01-28                                                 5.88              7,500,000                  6,346,125
Sartell Health Care & Housing Facilities Revenue Bonds
    The Foundation for Health Care Continuums
    Series 1999A
        09-01-29                                                 6.63              4,000,000                  3,721,200
Southern Minnesota Municipal Power Agency
    Power Supply System Refunding Revenue Bonds
    Series 1992
        01-01-18                                                 5.75             32,210,000                 31,223,085
Southern Minnesota Municipal Power Agency
    Power Supply System Refunding Revenue Bonds
    Zero Coupon Series 1994A (MBIA Insured)
        01-01-21                                                 6.87             13,500,000(d)               3,794,715
Southern Minnesota Municipal Power Agency
    Power Supply System Revenue Bonds
    Zero Coupon Series 1994A (MBIA Insured)
        01-01-22                                                 6.73             17,500,000(d)               4,621,925
        01-01-23                                                 6.74             27,500,000(d)               6,822,750
        01-01-24                                                 6.75             19,960,000(d)               4,651,079
        01-01-25                                                 6.75             27,500,000(d)               6,017,275
        01-01-26                                                 6.75             27,500,000(d)               5,649,325
        01-01-27                                                 6.75             12,450,000(d)               2,407,083
St. Louis Park Health Care Facilities
    Revenue Bonds Healthsystem Minnesota
    Obligated Group Series 1993 Inverse Floater
    (AMBAC Insured)
        07-01-05                                                 5.43             10,200,000(c)               9,881,250
St. Louis Park Health Care Facilities
    Revenue Bonds Healthsystem Minnesota Obligated Group
    Series 1993B Inverse Floater (AMBAC Insured)
        07-01-13                                                 5.73             18,000,000(c)              16,132,500
St. Louis Park Multi-family Housing Refunding
    Revenue Bonds Park Boulevard Towers
    Series 1996A
        04-01-31                                                 7.00             11,350,000                 11,334,224
St. Paul Housing & Redevelopment Authority Health
    Care Facilities Revenue Bonds Lyngblomsten
    Care Center Series 1993A
        11-01-06                                                 7.13              1,465,000                  1,460,942
        11-01-17                                                 7.13              2,550,000                  2,573,282
St. Paul Housing & Redevelopment Authority Health
    Care Facilities Revenue Bonds Lyngblomsten
    Multi-family Rental Housing Series 1993B
        11-01-24                                                 7.00              2,665,000                  2,588,461
St. Paul Port Authority Redevelopment Multi-family
    Refunding Revenue Bonds Burlington Apartments
    Series A (GNMA Insured)
        05-01-31                                                 5.75             14,355,000                 13,655,194
St. Paul Port Authority Redevelopment Multi-family
    Subordinate Refunding Revenue Bonds
    Burlington Apartments Series A
        02-01-31                                                 8.63              3,770,000                  3,683,705
St. Paul Port Authority Revenue Bonds
    Hotel Facilities Radisson Kellogg 2nd Series 1999
        08-01-29                                                 7.38              6,500,000                  6,428,045
Vadnais Heights Multi-family Housing Refunding
    Revenue Bonds Cottages of Vadnais Heights
    Series 1995 A.M.T.
        12-01-31                                                 7.00              1,980,000                  1,928,302
Washington County Housing & Redevelopment
    Authority Refunding Revenue Bonds Woodbury
    Multi-family Housing Series 1996
        12-01-23                                                 6.95              4,740,000                  4,658,614
Total                                                                                                       247,790,872

Mississippi (0.9%)
Gulfport Urban Renewal
    Multi-family Housing Revenue Bonds
    Woodchase Apartments Series 1998 A.M.T.
        12-01-28                                                 6.75              3,075,000                  2,754,216
Harrison County Waste Water Management District
    Refunding Bonds Series 1986
        02-01-15                                                 5.00              4,250,000                  4,003,755
Jackson Industrial Development Revenue Bonds Dorsey
        04-16-05                                                 8.00                392,000                    394,952
Long Beach Urban Renewal Multi-family Housing
    Revenue Bonds Long Beach Square Apartments
    Series 1998 A.M.T.
        08-01-28                                                 6.75              3,830,000                  3,484,534
Lowndes County Solid Waste Disposal Pollution Control
    Refunding Revenue Bonds Weyerhaeuser Series 1989
    Inverse Floater
        04-01-22                                                 8.80              4,000,000(c)               4,259,760
Lowndes County Solid Waste Disposal Pollution Control
    Revenue Bonds Weyerhaeuser
    Series 1989 A.M.T.
        12-01-05                                                 7.88             12,250,000                 12,642,734
State Business Finance Pollution Control Revenue Bonds
    System Energy Resources Series 1999
        05-01-22                                                 5.90             12,900,000                 11,398,053
State Hospital Refunding Revenue Bonds University
    of Mississippi Medical Center Educational Building
    Series 1998B (AMBAC Insured)
        12-01-23                                                 5.50             12,650,000                 11,896,693
Total                                                                                                        50,834,697

Missouri (0.5%)
Regional Convention & Sports Complex Authority Bonds
    St. Louis Sponsor Series 1991B
        08-15-21                                                 7.00              5,810,000                  6,294,322
Sikeston Electric System Refunding Revenue Bonds
    Series 1992 (MBIA Insured)
        06-01-02                                                 5.80              4,165,000                  4,303,778
St. Louis Industrial Development Authority
    Refunding Revenue Bonds Kiel Center
    Multi-purpose Arena Series 1992 A.M.T.
        12-01-24                                                 7.88             15,400,000                 16,204,957
St. Louis Regional Convention & Sports Complex Authority
    Pre-refunded Revenue Bonds Series 1991C
        08-15-21                                                 7.90                125,000                    132,588
St. Louis Regional Convention & Sports Complex Authority
    Refunding Revenue Bonds Series 1991C
        08-15-21                                                 7.90              2,575,000                  2,867,340
Total                                                                                                        29,802,985

Nebraska (--%)
Omaha Public Power District Electric System
    Revenue Bonds Series 1986A
        02-01-15                                                 6.00              1,370,000                  1,389,509

Nevada (0.8%)
Clark County Collateralized Pollution Control Revenue Bonds
    Nevada Power A.M.T.
        10-01-09                                                 7.80             11,850,000                 12,187,014
Clark County Industrial Development Revenue Bonds
    Nevada Power Series 1990 A.M.T.
        06-01-20                                                 7.80              5,000,000                  5,150,550
Clark County Passenger Facility Charge Airport
    Refunding Revenue Bonds
    Las Vegas McCarran International Airport
    Series 1998 (MBIA Insured)
        07-01-22                                                 4.75              9,000,000                  7,539,750
Las Vegas Redevelopment Agency Tax Increment
    Subordinate Lien Revenue Bonds Series 1994A
        06-15-10                                                 6.00              2,000,000                  2,016,040
        06-15-14                                                 6.10              2,750,000                  2,731,603
Las Vegas Special Improvement District 707
    Local Improvement Bonds
    Summerlin Area Series 1996
        06-01-16                                                 7.10              5,925,000                  6,155,186
Washoe County Hospital Revenue Bonds
    Washoe Medical Center Series 1993A
        06-01-15                                                 6.00              7,250,000                  7,228,250
Total                                                                                                        43,008,393

New Hampshire (2.2%)
Business Financial Authority Pollution Control
    & Solid Waste Disposal Refunding Revenue Bonds
    Crown Paper Company Series 1996
        01-01-22                                                 7.75              4,255,000                  3,865,327
Business Financial Authority Pollution Control
    Refunding Revenue Bonds United Illuminating
    Series 1993A
        10-01-33                                                 5.88             13,200,000                 11,942,568
Higher Education & Health Facilities Authority
    Lifecare Revenue Bonds Rivermead at Peterborough
    Retirement Community Series 1998
        07-01-18                                                 5.63              1,365,000                  1,167,635
        07-01-28                                                 5.75              2,500,000                  2,078,625
Industrial Development Authority Pollution Control
    Revenue Bonds State Public Service Series 1991B
        05-01-21                                                 7.50             51,485,000                 53,006,382
Industrial  Development  Authority  Pollution Control
    Revenue Bonds State Public
    Service Series 1991C A.M.T.
        05-01-21                                                 7.65             25,000,000                 25,771,500
Industrial Development Authority Pollution Control
    Revenue Bonds United Illuminating Series 1989A A.M.T.
        12-01-14                                                 8.00              8,000,000                  8,251,040
State Higher Education & Health Facility Authority Hospital
    Revenue Bonds Hitchcock Clinic Series 1994
    (MBIA Insured)
        07-01-24                                                 6.00             13,000,000                 12,834,640
State Turnpike System Refunding Revenue Bonds
    Series 1999A (FGIC Insured)
        04-01-29                                                 4.75              3,000,000                  2,446,260
Total                                                                                                       121,363,977

New Jersey (0.2%)
Health Care Facility Finance Authority Revenue Bonds
    St. Peter Medical Center Series 1994F (MBIA Insured)
        07-01-16                                                 5.00             10,000,000                  9,174,500

New Mexico (1.9%)
Albuquerque Health Care System Revenue Bonds
    Lovelace Medical Fund
        03-01-11                                                10.25                 55,000                     55,769
Bernalillo County Muti-family Housing Revenue Bonds
    Series 1997D
        04-01-27                                                 7.70             14,770,000                 14,568,833
Farmington Pollution Control Refunding Revenue Bonds
    Series 1996A-B
        12-01-16                                                 6.30             10,000,000                  9,874,900
Farmington Pollution Control Refunding Revenue Bonds
    Series 1997A
        10-01-20                                                 6.95              4,000,000                  4,042,000
Farmington Pollution Control Refunding Revenue Bonds
    State Public Service San Juan Series 1994A
        08-15-23                                                 6.40             30,650,000                 30,096,461
Farmington Power Refunding Revenue Bonds
    Generating Division
        01-01-13                                                 9.88              5,000,000                  6,200,500
Las Vegas Hospital Facility Refunding Revenue Bonds
    Northeastern Regional Hospital Series 1987
        08-01-13                                                 9.63              5,195,000                  5,234,482
Lordsberg Pollution Control Refunding Revenue Bonds
    Phelps Dodge
        04-01-13                                                 6.50             20,000,000                 20,239,800
Sandoval County Multi-family Housing
    Refunding Revenue Bonds Meadowlark Apartments
    Series 1998A A.M.T.
        07-01-38                                                 6.38             11,300,000                 10,537,815
Sandoval County Multi-family Housing
    Refunding Revenue Bonds Meadowlark Apartments
    Series 1998B A.M.T.
        07-01-01                                                 6.38              1,000,000                    992,530
Santa Fe County Lifecare Revenue Bonds
    El Castillo Retirement Series 1998A
        05-15-15                                                 5.50              1,000,000                    879,140
        05-15-25                                                 5.63              2,500,000                  2,058,350
Total                                                                                                       104,780,580

New York (7.2%)
Battery Park City Authority Refunding Revenue Bonds
    Series 1993A
        11-01-10                                                 5.50              9,940,000                 10,074,687
Dormitory Authority New York City University System
    Consolidated 2nd Generation Resource Revenue Bonds
    Series 1990C
        07-01-16                                                 6.00             27,230,000                 27,115,089
        07-01-17                                                 5.00             20,820,000                 18,226,869
Dormitory Authority New York City University System
    Consolidated 2nd Generation Resource Revenue Bonds
    Series 1990D
        07-01-09                                                 7.00              5,000,000                  5,491,400
Dormitory Authority New York Court Facility Lease
    Revenue Bonds Series 1993A
        05-15-16                                                 5.38             11,000,000                 10,254,200
Dormitory Authority New York State
    University Education Facility Revenue Bonds
    Series 1993A
        05-15-13                                                 5.50             24,530,000                 24,552,322
Huntington Housing Authority Senior Housing
    Facilities Revenue Bonds Gurwin Jewish Senior
    Residences Series 1999A
        05-01-39                                                 6.00              2,000,000                  1,793,880
Long Island Power Authority
    Revenue Bonds Series A
        12-01-26                                                 5.25              8,445,000                  7,439,876
        12-01-29                                                 5.50              1,000,000                    914,020
New York & New Jersey Port Authority Special
    Obligation Revenue Bonds KIAC Partners
    4th Series 1996 A.M.T.
        10-01-19                                                 6.75              3,500,000                  3,600,310
New York City General Obligation Bonds Series 1992B
        02-01-00                                                 7.40             30,000,000                 30,166,500
New York City General Obligation Bonds Series 1996F-G
        02-01-19                                                 5.75              5,500,000                  5,325,870
        02-01-20                                                 5.75              2,325,000                  2,238,905
New York City General Obligation Bonds Series 1998H
        08-01-22                                                 5.00             15,000,000                 12,904,350
New York City Industrial Development Agency
    Civic Facilities Revenue Bonds Touro College
    Series 1999A
        06-01-29                                                 6.35              6,250,000                  5,893,875
New York City Municipal Water Finance Authority
    Water & Sewer System Revenue Bonds
    Series 1994B Inverse Floater (MBIA Insured)
        06-15-09                                                 6.42             15,500,000(c)              15,383,750
New York City Municipal Water Finance Authority
    Water & Sewer System Revenue Bonds Series A
        06-15-21                                                 6.25             55,500,000                 56,537,849
New York City Municipal Water Finance Authority
    Water & Sewer System Revenue Bonds Series B
        06-15-17                                                 5.00              6,255,000                  5,676,538
New York City Unlimited Tax General Obligation
    Bonds Series 1996G
        02-01-17                                                 5.75             20,000,000                 19,592,600
New York City Unlimited Tax General Obligation
    Bonds Series 1998F
        08-01-23                                                 5.00              7,235,000                  6,196,054
New York City Unlimited Tax General Obligation
    Pre-refunded Bonds Series 1994B-1
        08-15-16                                                 7.00             16,500,000                 18,276,225
North Hempstead Unlimited Tax General Obligation
    Various Purpose Bonds Series 1998A
    (FGIC Insured)
        01-15-23                                                 4.75              3,100,000                  2,598,172
PortAuthority  Special Project Bonds La Guardia Airport
    Passenger Terminal Continental & Eastern Airlines A.M.T.
        12-01-06                                                 9.00              2,645,000                  2,782,223
PortAuthority Special Project Bonds La Guardia Airport
    Passenger Terminal Continental & Eastern Airlines
        Series 2 A.M.T.
        12-01-10                                                 9.00              8,800,000                  9,256,544
        12-01-15                                                 9.13             17,500,000                 18,437,825
State Dormitory Authority New York City University System
    Consolidated 2nd Generation Resource Revenue Bonds
    Series 1994A
        07-01-18                                                 5.75              5,500,000                  5,395,445
State Housing Finance Agency Service Contract Obligation
    Revenue Bonds Series 1995A
        03-15-25                                                 6.50             12,475,000                 13,729,484
State Housing Finance Agency State University Construction
    Refunding Bonds Series 1986A
        05-01-13                                                 6.50              3,500,000                  3,880,625
State Medical Facilities Finance Agency
    Mental Health Services Improvement Refunding
    Revenue Bonds Series 1993D
        08-15-23                                                 5.25             15,000,000                 13,173,150
State Medical Facilities Finance Agency
    Mental Health Services Improvement Refunding
    Revenue Bonds Series 1993F
        02-15-19                                                 5.25              5,790,000                  5,182,803
State Urban Development Capital Correctional
    Facilities Refunding Revenue Bonds Series 1994A
        01-01-21                                                 5.25             12,110,000                 10,752,832
State Urban Development Correctional Facility
    Refunding Revenue Bonds Series A
        01-01-16                                                 5.50              2,750,000                  2,598,393
State Urban Development Correctional Facility
    Revenue Bonds Series 6
        01-01-25                                                 5.38              9,000,000                  8,060,760
State Urban Development Correctional Facility
    Sub Lien Revenue Bonds Series 1996
        07-01-26                                                 5.60              6,630,000                  6,138,850
Total                                                                                                       389,642,275

North Carolina (3.7%)
Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1986A
        01-01-17                                                 5.00              6,500,000                  6,006,630
        01-01-18                                                 4.00              8,675,000                  6,906,428
Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1988A
        01-01-26                                                 6.00              1,940,000                  1,985,415
Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1989A
        01-01-10                                                 7.50             29,160,000                 33,487,842
        01-01-11                                                 5.50             37,800,000                 36,077,454
Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1991A
        01-01-19                                                 5.75             55,000,000                 49,743,099
Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1993B
        01-01-12                                                 6.25             24,655,000                 24,727,732
Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1994B
        01-01-07                                                 7.25              5,000,000                  5,441,750
Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series B
        01-01-09                                                 6.13             10,000,000                 10,191,100
Eastern Municipal Power Agency Power System
    Revenue Bonds Series 1993D
        01-01-13                                                 5.88              2,300,000                  2,225,526
Municipal Power Agency 1 Catawba Electric
    Revenue Bonds Series 1993
    Inverse Floater (MBIA Insured)
        01-01-12                                                 7.22              7,400,000(c)               7,326,000
        01-01-20                                                 7.42             15,000,000(c)              13,462,500
State Medical Care Community Hospital Refunding
    Revenue Bonds Pitt County Memorial Hospital
    Series 1998A (MBIA Insured)
        12-01-28                                                 4.75              5,730,000                  4,650,755
Total                                                                                                       202,232,231

North Dakota (0.3%)
Fargo Hospital Refunding Revenue & Improvement Bonds
    Dakota Hospital Series 1992
        11-15-12                                                 6.88              3,000,000                  3,235,650
        11-15-22                                                 7.00              4,250,000                  4,597,140
Ward County Health Care Facilities
    Refunding Revenue Bonds Trinity Group Series 1996A
        07-01-26                                                 6.25              6,110,000                  5,880,142
Ward County Health Care Facilities Refunding
    Revenue Bonds Trinity Obligated Group
    Series 1996B
        07-01-21                                                 6.25              4,000,000                  3,876,440
Total                                                                                                        17,589,372

Ohio (2.7%)
Air Quality Development Authority
    Pollution Control Refunding Revenue Bonds
    Cleveland Electric Company Series 1997B
        08-01-20                                                 6.00             10,000,000                  9,242,700
Bellefontaine Hospital Facility
    Refunding Revenue Bonds
    Mary Rutan Health Association of Logan County
    Series 1993
        12-01-13                                                 6.00              5,330,000                  4,985,256
Butler County Hospital Facility Improvement
    Refunding Revenue Bonds
    Fort Hamilton-Hughes Memorial Center
    Series 1991
        01-01-10                                                 7.50              9,800,000                 10,182,396
Carroll Water & Sewer District
    Unlimited Tax General Obligation Bonds
        12-01-10                                                 6.25              1,795,000                  1,798,303
Carroll Water & Sewer District
    Water System Improvement Unlimited Tax
    General Obligation Bonds
        12-01-10                                                 6.25              7,855,000                  7,940,541
Cleveland Parking Facilities Improvement
    Revenue Bonds Series 1992
        09-15-22                                                 8.10             15,000,000                 16,651,800
Coshocton County Solid Waste Disposal
    Refunding Revenue Bonds
    Stone Container Series 1992
        08-01-13                                                 7.88             17,500,000                 18,553,150
Cuyahoga County Health Care Facilities
    Lifecare Refunding Revenue Bonds
    Judson Retirement Community Series 1996A
        11-15-13                                                 7.25              2,080,000                  2,092,126
Cuyahoga County Health Care Facilities
    Refunding Revenue Bonds
    Judson Retirement Community Series A
        11-15-18                                                 7.25              4,130,000                  4,154,078
Erie County Hospital Improvement Refunding
    Revenue Bonds Firelands Community Hospital
    Series 1992
        01-01-15                                                 6.75              6,540,000                  6,736,396
Franklin County Health Care Facilities
    Refunding Revenue Bonds
    Lutheran Senior City Incorporated
    Series 1999
        12-15-28                                                 6.13              4,705,000                  4,079,658
Franklin County Multi-family Housing
    Refunding Revenue Bonds
    Jefferson Chase Apartments Series 1998B A.M.T.
        11-01-35                                                 6.40              1,465,000                  1,341,032
Franklin County Multi-family Housing
    Refunding Revenue Bonds
    West Bay Apartments A.M.T.
        12-01-25                                                 6.38              8,365,000                  7,904,925
Lorain County Independent Living & Hospital Facilities
    Refunding Revenue Bonds Elyria United Methodist
    Series 1996C
        06-01-22                                                 6.88              3,100,000                  3,089,460
Marion County Health Care Facilities
    Improvement Refunding Revenue Bonds
    United Church Homes Series 1993
        11-15-10                                                 6.38              1,880,000                  1,840,144
Marion County Health Care Facilities
    Refunding & Improvement Revenue Bonds
    United Church Homes Series 1993
        11-15-15                                                 6.30              1,800,000                  1,730,016
State Water & Air Quality Development Authority
    Pollution Control Refunding Revenue Bonds
    Cleveland Electric Illuminating Series 1995
        08-01-25                                                 7.70             13,000,000                 13,960,440
State Water & Air Quality Development Authority
    Pollution Control Refunding Revenue Bonds
    Ohio Edison Series 1993A
        05-15-29                                                 5.95             13,300,000                 12,135,053
State Water Development Authority Pollution Control
    Refunding Revenue Bonds Toledo Edison
    Series 1994A A.M.T.
        10-01-23                                                 8.00             10,000,000                 10,789,700
Water Development Authority Pollution Control
    Revenue Bonds Ohio Edison A.M.T.
        10-01-23                                                 8.10             10,000,000                 10,220,200
Total                                                                                                       149,427,374

Oklahoma (1.1%)
Grand River Dam Authority Refunding Revenue Bonds
    Series 1987
        06-01-12                                                 5.00             10,105,000                  9,749,809
Hinton Economic Development Authority
    Certificate of Participation
    Dominion Leasing Series 1990A
        07-01-15                                                 9.75             19,090,000                 20,722,958
Hinton Economic Development Authority
    Certificate of Participation
    Series 1994
        07-01-15                                                 8.75             11,135,000                 11,958,545
Jackson County Hospital Authority
    Refunding Revenue Bonds
    Jackson County Memorial Hospital Series 1994
        08-01-15                                                 7.30              6,580,000                  6,609,939
Midwest City Memorial Hospital Authority Hospital
    Revenue Bonds Series 1992
        04-01-22                                                 7.38              7,815,000                  8,431,838
Stillwater Medical Center Authority
    Hospital Revenue Bonds Series 1997B
        05-15-19                                                 6.50              1,750,000                  1,690,990
Total                                                                                                        59,164,079

Oregon (0.6%)
Clackamas County Hospital Facilities Authority
    Revenue Bonds Senior Living Facility
    Mary's Woods at Marylhurst Series 1999A
        05-15-29                                                 6.63              4,000,000                  3,752,480
State Health Housing Educational & Cultural Facilities
    Authority Revenue Bonds Oregon Baptist Retirement
    Homes-Weidler Retirement Center Series 1995
        11-15-26                                                 8.00              7,565,000                  7,947,411
Western Generation Agency Revenue Bonds
    Wauna Cogeneration Series 1994A
        01-01-21                                                 7.13             13,600,000                 14,066,072
Western Generation Agency Revenue Bonds
    Wauna Cogeneration Series 1994B A.M.T.
        01-01-16                                                 7.40              9,000,000                  9,426,150
Total                                                                                                        35,192,113

Pennsylvania (3.6%)
Allegheny County Industrial Development Authority
    Environment Improvement Revenue Bonds
    USX Corporation Series 1994A
        12-01-20                                                 6.70              6,000,000                  6,067,260
Beaver County Industrial Development Authority
    Collateralized Pollution Control Refunding Revenue Bonds
    Cleveland Electric Illuminating Series 1995
        05-01-25                                                 7.63              7,500,000                  8,046,150
Beaver County Industrial Development Authority
    Collateralized Pollution Control Refunding Revenue Bonds
    Cleveland Electric Illuminating Series 1995A
        07-15-25                                                 7.75             21,150,000                 22,848,556
Beaver County Industrial Development Authority
    Collateralized Pollution Control Refunding Revenue Bonds
    Toledo Edison Series 1995A
        05-01-20                                                 7.75             14,000,000                 15,161,300
Beaver County Industrial Development Authority
    Pollution Control Revenue Bonds
    Toledo Edison-Beaver Valley Series 1995
        05-01-20                                                 7.63             11,700,000                 12,551,994
Butler County Industrial Development Authority Health Care
    Refunding Revenue Bonds Pittsburgh Lifetime Care
    Community Sherwood Oaks Series 1993
        06-01-11                                                 5.75              2,000,000                  1,965,380
        06-01-16                                                 5.75              3,000,000                  2,841,000
Convention Center Authority Refunding Revenue Bonds
    Philadelphia Series 1994A
        09-01-19                                                 6.75              5,300,000                  5,554,188
Delaware County Authority 1st Mortgage Revenue Bonds
    Riddle Village Series 1996
        06-01-26                                                 7.00             10,000,000                  9,811,100
Delaware County Authority Revenue Bonds
    Health Systems Catholic Health East Series 1998A
    (AMBAC Insured)
        11-15-26                                                 4.88             20,600,000                 16,976,048
Harrisburg Dauphin County General Obligation Bonds
    Zero Coupon Series 1997F (AMBAC Insured)
        09-15-20                                                 5.50              3,000,000(d)                 842,910
        09-15-21                                                 5.52              1,000,000(d)                 263,210
        09-15-22                                                 5.52              1,000,000(d)                 247,030
Montgomery County Higher Education & Health Authority
    Retirement Community Revenue Bonds G.D.L. Farms
    Series A
        01-01-20                                                 9.50              3,000,000                  3,073,260
Montgomery County Higher Education & Health Authority
    Revenue Bonds Temple Continuing Care Center
    Series 1999
        07-01-29                                                 6.75             10,000,000                  9,128,800
Philadelphia Gas Works Revenue Bonds Series 13
        06-15-21                                                 7.70              4,150,000                  4,438,176
Philadelphia Municipal Authority Lease
    Refunding Revenue Bonds Series 1993D
        07-15-13                                                 6.25              2,500,000                  2,523,325
        07-15-17                                                 6.30              1,550,000                  1,551,457
Philadelphia Water & Sewer Revenue Bonds Series 16
        08-01-10                                                 7.50             13,200,000                 14,124,924
        08-01-18                                                 7.00             14,000,000                 14,610,680
Philadelphia Water & Wastewater Revenue Bonds
    Series 1993 (FSA Insured)
        06-15-15                                                 5.50             11,000,000                 11,058,196
State Department of General Services
    Certificate of Participation
    Series 1994A (AMBAC Insured)
        07-01-15                                                 5.00             25,000,000                 22,490,250
Wilkins Industrial Development Authority Revenue Bonds
    Retirement Community Longwood at Oakmont
    Series 1991A
        01-01-21                                                10.00              8,495,000                  9,229,903
Total                                                                                                       195,405,097

South Carolina (1.0%)
Cherokee County Spring City Industrial Development
    Revenue Bonds Knitting Cluett Peabody
        09-01-09                                                 7.40              5,200,000                  5,932,160
Jobs Economic Development Authority
    1st Mortgage Health Facilities Nursing Home Refunding
    Revenue Bonds Lutheran Homes Series 1998
        05-01-26                                                 5.70              5,235,000                  4,403,839
Piedmont Municipal Power Agency Electric
    Refunding Revenue Bonds Series 1986B
        01-01-24                                                 5.75              7,550,000                  6,568,500
Piedmont Municipal Power Agency Electric
    Refunding Revenue Bonds Series 1998A
        01-01-25                                                 4.75              5,000,000                  4,077,700
Public Service Authority Electric System
    Expansion Revenue Bonds Santee Cooper
    Series 1991D
        07-01-31                                                 6.63             14,975,000                 16,055,596
Public Service Authority Electric System
    Revenue Bonds Santee Cooper
    Series 1993A Inverse Floater (MBIA Insured)
        06-28-13                                                 7.55             17,700,000(c)              17,346,000
Total                                                                                                        54,383,795

South Dakota (0.6%)
Heartland Consumers Power District Electric System
    Refunding Revenue Bonds Series 1986
        01-01-10                                                 6.00             10,205,000                 10,673,410
Sioux Falls Multi-family Housing Revenue Bonds
    Series 1996A
        12-01-34                                                 7.50             12,200,000                 12,370,922
State Lease Revenue Trust Certificates Series 1993
    (CGIC Insured)
        09-01-17                                                 6.70              7,260,000                  8,054,607
Total                                                                                                        31,098,939

Tennessee (0.4%)
Nashville & Davidson Counties Health & Education
    Facilities 1st Mortgage Revenue Bonds
    Blakeford at Green Hills CCRC
        07-01-24                                                 9.25             12,230,000                 14,583,785
Nashville & Davidson Counties Health & Education
    Facilities Board Revenue Bonds
    Zero Coupon Escrowed to Maturity
        06-01-21                                                 5.38             29,109,000(d)               7,356,718
Total                                                                                                        21,940,503

Texas (7.4%)
Alliance Airport Authority Special Facility Revenue Bonds
    American Airlines Series 1990 A.M.T.
        12-01-29                                                 7.50             37,400,000                 38,916,195
Austin Combined Utilities System Refunding Revenue Bonds
    Series 1986
        11-15-13                                                 5.00             19,985,000                 18,632,016
Board of Regents of the University System General
    Refunding Revenue Bonds Series 1986
        08-15-07                                                 6.50              2,565,000                  2,757,272
Brazos River Authority Collateralized Pollution Control
    Revenue Bonds Texas Utility Electric
    Series 1990A A.M.T.
        02-01-20                                                 8.13             13,205,000                 13,518,223
Brazos River Authority Collateralized Pollution Control
    Revenue Bonds Texas Utility Electric
    Series 1991A A.M.T.
        03-01-21                                                 7.88             24,450,000                 25,595,972
Carrol Independent School District
    Unlimited General Obligation Bonds Series 1998A
    (Permanent School Fund Guarantee)
        02-15-23                                                 4.50              5,825,000                  4,669,320
Castlewood Municipal Utility District Water &
    Sewer Systems Unlimited Tax & Refunding Revenue Bonds
    Series 1997
        04-01-14                                                 6.75              2,820,000                  2,839,063
Colony Municipal Utility District 1 Denton County
    Series 1980
        08-01-07                                                 9.25              1,000,000                  1,272,630
Crowley Independent School District
    Unlimited General Obligation Bonds
    (Permanent School Fund Guarantee)
        08-01-27                                                 5.13              6,000,000                  5,257,020
Cypress Hill Municipal Utility District 1
    General Obligation Bonds
        09-01-22                                                 5.30              2,045,000                  1,783,751
Dallas &  Fort  Worth  International  Airport  Special
    Facility  Revenue  Bonds
    American Airlines Series 1990 A.M.T.
        11-01-25                                                 7.50             26,200,000                 27,163,898
Dallas &  Fort  Worth  International  Airport  Special
    Facility  Revenue  Bonds
    American Airlines Series 1999 A.M.T.
        05-01-35                                                 6.38             11,415,000                 11,018,785
Dallas & Fort Worth  International  Airport Special
    Facility Revenue Bonds Delta
    Air Lines Series 1991 A.M.T.
        11-01-26                                                 7.13             13,500,000                 13,779,180
Denison Hospital Authority Hospital Revenue Bonds
    Texoma Medical Center Series 1994
        08-15-24                                                 7.10              3,950,000                  4,224,771
Harris County Health Facilities Hospital Revenue Bonds
    Memorial Hospital Series 1992
        06-01-15                                                 7.13             16,000,000                 17,092,960
Harris County Industrial Development Marine Terminal
    Refunding Revenue Bonds GATX Terminal Series 1992
        02-01-22                                                 6.95             15,000,000                 15,444,750
Hidalgo County Health Services Corporation
    Hospital Revenue Bonds Mission Hospital
    Series 1996
        08-15-26                                                 6.88              7,880,000                  7,981,731
Houston Water & Sewer System Junior Lien
    Capital Appreciation Refunding Revenue Bonds
    Zero Coupon Series 1998A (FSA Insured)
        12-01-25                                                 5.34             30,000,000(d)               6,039,900
Interstate Municipal Utility District
    Unlimited Tax Bonds Harris County Series 1996
        09-01-21                                                 6.75              3,020,000                  3,095,077
Karnes County Public Facility Lease Revenue Bonds
        03-01-15                                                 9.20             15,270,000                 18,458,834
Katy Development Authority Metro Contract
    Revenue Bonds Sales Tax
    Series 1999A
        06-01-09                                                 5.75             14,755,000                 14,089,992
Keller Independent School District
    Unlimited General Obligation Bonds
    (Permanent School Fund Guarantee)
        08-15-30                                                 5.00              8,345,000                  7,117,951
Kings Manor Municipal Utility District
    Waterworks & Sewer Systems Combination
    Unlimited Tax & Revenue Bonds Series 1995
        03-01-18                                                 6.88              2,470,000                  2,590,882
Lubbock Health Facilities Development
    Corporation Fixed Rate 1st Mortgage Revenue Bonds
    Carillon Series 1999A
        07-01-29                                                 6.50             20,145,000                 17,945,770
Midland County Hospital District Revenue Bonds Series 1992
        06-01-16                                                 7.50              3,025,000                  3,257,169
Mineral Wells Independent School Districts Palo Pinto &
    Parker Counties Unlimited Tax General Obligation School
    Building & Refunding Bonds Series 1998
    (Permanent School Fund Guarantee)
        02-15-22                                                 4.75              5,430,000                  4,567,445
Montgomery County Municipal Utility District 42
    Unlimited General Obligation Bonds
    Waterworks & Sewer Systems
        09-01-23                                                 6.88              2,035,000                  2,035,163
Municipal Power Agency
    Refunding Revenue Bonds (MBIA Insured)
        09-01-09                                                 5.25              8,000,000                  8,090,640
Municipal Power Agency
    Revenue Bonds
        09-01-13                                                 5.50              7,410,000                  7,324,933
North Central Health Facilities Development Revenue
    Bonds Retirement Facility Northwest Senior Housing
    Series 1999A
        11-15-29                                                 7.50             15,000,000                 14,463,750
North Tollway Authority Revenue Bonds
    Dallas North Tollway System (FGIC Insured)
        01-01-29                                                 4.75              5,000,000                  4,080,100
Rio Grande City Consolidated Independent School District
    Public Facilities Lease Revenue Bonds Series 1995
        07-15-10                                                 6.75              4,000,000                  4,198,440
Sabine River  Authority  Collateralized  Pollution  Control
    Revenue Bonds Texas
    Utilities Electric Series 1990A A.M.T.
        02-01-20                                                 8.13             30,500,000                 31,224,070
WestSide Calhoun County  Navigation  District Solid Waste
    Disposal Revenue Bonds
    Union Carbide Chemical & Plastics Series 1991 A.M.T.
        03-15-21                                                 8.20             17,550,000                 18,399,420
Wichita County Health Facilities Development
    Refunding Revenue Bonds
    Rolling Meadows Series 1998A
        01-01-28                                                 6.25             23,425,000                 20,833,024
Total                                                                                                       399,760,097

Utah (1.9%)
Carbon County Solid Waste Disposal
    Refunding Revenue Bonds Sunnyside
    Cogeneration Series 1999A A.M.T.
        08-15-23                                                 7.10             12,840,000                 12,757,952
Carbon County Solid Waste Disposal Refunding Revenue Bonds
    Sunnyside Cogeneration Zero Coupon Series 1999B A.M.T.
        08-15-24                                                 6.82              3,920,000(d)                 645,546
Eagle Mountain Special Assessment
    Revenue Bonds Special Improvement
    District 98-1 Series 1999
        12-15-12                                                 6.25             12,105,000                 11,204,146
Housing Finance Agency Single Family Mortgage
    Senior Bonds Series 1991C (FGIC Insured)
        07-01-11                                                 7.30                235,000                    241,625
        07-01-16                                                 7.35                185,000                    190,062
Hurricane Health Facilities Development Revenue Bonds
    Mission Health Services Series 1990
        07-01-20                                                10.50              7,500,000                  7,870,725
Intermountain Power Agency Power Supply
    Refunding Revenue Bonds Series 1993B Inverse Floater
        07-01-11                                                 7.57              7,600,000(c)               7,619,000
Intermountain Power Agency Power Supply
    Refunding Revenue Bonds Series 1996C (MBIA Insured)
        07-01-17                                                 5.70             46,000,000                 45,374,859
Intermountain Power Agency Power Supply
    Refunding Revenue Bonds Series F (AMBAC Insured)
        07-01-13                                                 5.00              5,000,000                  4,744,350
Intermountain Power Agency Power Supply
    Revenue Bonds Series 1987A (MBIA Insured)
        07-01-12                                                 5.00              8,000,000                  7,688,880
Tooele County Pollution Control Refunding Revenue Bonds
    Laidlaw Environmental Services Incorporated
    Series 1997A A.M.T.
        07-01-27                                                 7.55              4,000,000                  4,198,080
Total                                                                                                       102,535,225

Virginia (0.8%)
Fairfax County Economic Development Authority
    Educational Facilities Revenue Bonds
    Browne Academy Series 1998
        10-01-08                                                 6.00              1,385,000                  1,323,645
        10-01-23                                                 6.45              5,200,000                  4,781,244
Fairfax County Redevelopment & Housing Authority
    Multi-family Housing Revenue Bonds
    Burkeshire Commons Series 1996
        10-01-36                                                 7.60             13,055,000                 13,659,054
Hopewell City Industrial Development Authority
    Pollution Control Refunding Revenue Bonds
    Stone Container Series 1992
        05-01-10                                                 8.25              3,170,000                  3,385,877
Housing Development Authority Commonwealth
    Mortgage Bonds Series 1992A
        01-01-33                                                 7.15             11,890,000                 12,197,951
Prince William County Service Authority Water & Sewer
    Systems Refunding Revenue Bonds
    Series 1997 (FGIC Insured)
        07-01-29                                                 4.75              1,875,000                  1,532,269
Upper Occoquan Sewer Authority Regional Sewer
    Revenue Bonds Series 1995A (MBIA Insured)
        07-01-29                                                 4.75              9,500,000                  7,763,495
Total                                                                                                        44,643,535

Washington (2.7%)
Central Puget Sound Regional Transit Authority
    Sales Tax Revenue Bonds (FGIC Insured)
        02-01-28                                                 4.75             12,000,000                  9,756,360
Chelan County Public Utility District 1
    Capital Appreciation Bonds
    Columbia River Rock Island Highway
    Zero Coupon Series 1997A
        06-01-27                                                 5.74             22,685,000(d)               4,137,290
        06-01-29                                                 5.74             24,595,000(d)               3,945,284
King County Housing Authority Pooled Housing
    Refunding Revenue Bonds Series 1995A
        03-01-26                                                 7.20              4,000,000                  4,003,840
Longview Industrial Development Corporation Solid Waste
    Revenue Bonds Weyerhauser Series 1991 A.M.T.
        02-01-13                                                 7.45             20,000,000                 20,832,200
Public Power Supply System Nuclear Project 1
    Refunding Revenue Bonds Bonneville Power Administration
    Series 1993A Inverse Floater (FSA Insured)
        07-01-11                                                 7.72             25,000,000(c)              26,250,000
Public Power Supply System Nuclear Project 1
    Revenue Bonds Series 1990A
        07-01-17                                                 6.00             38,875,000                 39,332,947
Public Power Supply System Nuclear Project 2
    Revenue Bonds Series 1994A
        07-01-11                                                 5.38             10,000,000                  9,935,700
Snohomish County Public Utilitiy District 1
    Generation System Revenue Bonds Series 1986A
        01-01-20                                                 5.00             17,750,000                 15,999,318
State General Obligation
    Refunding Revenue Bonds
    Zero Coupn Series 1997A
        07-01-19                                                 5.95             16,260,000(d)               4,945,642
State Housing Finance Commission
    Refunding Revenue Bonds Horizon House
    Series 1995A (Asset Guaranty)
        07-01-17                                                 6.00              3,700,000                  3,751,763
        07-01-27                                                 6.13              3,845,000                  3,927,014
Total                                                                                                       146,817,358

West Virginia (1.3%)
Kanawha County Pollution Control
    Revenue Bonds Union Carbide Series 1984
        08-01-04                                                 7.35              3,000,000                  3,273,540
Mason County Pollution Control
    Refunding Revenue Bonds Appalachian Power
    Series 1992J
        10-01-22                                                 6.60             25,000,000                 25,231,251
Pea Ridge Public Service District Sewer
    Refunding Revenue Bonds Series 1990
        05-01-20                                                 9.25              2,505,000                  2,632,404
Princeton Hospital Revenue Bonds
    Community Hospital Association
    Series 1999
        05-01-29                                                 6.10              5,095,000                  4,616,681
Putnam County Pollution Control Revenue Bonds
    Appalachian Power Series C
        07-01-19                                                 6.60             10,600,000                 10,808,502
School Building Authority Capital Improvement
    Revenue Bonds Series 1991A
        07-01-21                                                 6.00             20,785,000                 21,336,426
South Charleston Pollution Control Refunding
    Revenue Bonds Union Carbide Series 1985
        08-01-05                                                 7.63              3,000,000                  3,330,900
Total                                                                                                        71,229,704

Wisconsin (0.8%)
Health & Educational Facilities Authority
    Revenue Bonds FH Healthcare Development
    Series 1999
        11-15-28                                                 6.25             10,000,000                  9,230,600
Health & Educational Facilities Authority
    Revenue Bonds St. Clare Hospital
        02-15-22                                                 7.00             12,115,000                 12,939,547
Madison Industrial Development
    Refunding Revenue Bonds Madison Gas & Electric
    Series 1992B
        10-01-27                                                 6.70             19,300,000                 20,224,469
State Health & Education Facilities Authority
    Lifecare Revenue Bonds United Lutheran
    Program for the Aging - Luther Manor Series 1998
        03-01-28                                                 5.70              3,250,000                  2,677,708
Total                                                                                                        45,072,324

Wyoming (0.2%)
Natrona County Hospital Revenue Bonds
    Wyoming Medical Center
        09-15-10                                                 8.13              6,500,000                  6,833,580
State Farm Loan Board Capital Facilities
    Revenue Bonds Series 1994
        04-01-24                                                 6.10              5,000,000                  4,986,900
Total                                                                                                        11,820,480

Total municipal bonds
(Cost: $5,078,490,354)                                                                                   $5,298,793,350

Total investments in securities
(Cost: $5,078,490,354)(i)                                                                                $5,298,793,350

See  accompanying  notes to investments in  securities.

Notes to  investments  in  securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:
ACA       --     ACA Financial Guaranty Corporation
AMBAC     --     American Municipal Bond Association Corporation
BIG       --     Bond Investors Guarantee
CGIC      --     Capital Guaranty Insurance Company
FGIC      --     Financial Guarantee Insurance Corporation
FHA       --     Federal Housing Authority
FNMA      --     Federal National Mortgage Association
FSA       --     Financial Security Assurance
GNMA      --     Government National Mortgage Association
MBIA      --     Municipal Bond Investors Assurance

(c) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Nov. 30, 1999. Inverse floaters in the aggregate represent 6.12% of the Portfolio's net assets as of Nov. 30, 1999.

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) The following abbreviations may be used in the portfolio descriptions:
A.M.T.    --     Alternative Minimum Tax-- As of Nov. 30, 1999, the value of securities subject to alternative minimum tax represented
                 16.73% of net assets.
B.A.N.    --     Bond Anticipation Note
C.P.      --     Commercial Paper
R.A.N.    --     Revenue Anticipation Note
T.A.N.    --     Tax Anticipation Note
T.R.A.N.  --     Tax & Revenue Anticipation Note
V.R.      --     Variable Rate
V.R.D.B.  --     Variable Rate Demand Bond
V.R.D.N.  --     Variable Rate Demand Note

(f) Non-income producing. Item identified is in default as to payment of interest and/or principal.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

Type of security                                      Notional amount
Purchase contracts
Municipal Bonds, December 1999                          $63,700,000
Municipal Bonds, March 2000                              33,300,000

(h) At Nov. 30, 1999, the cost of securities purchased, including interest purchased, on a when-issued basis was $7,669,520.

(i) At Nov. 30, 1999, the cost of securities for federal income tax purposes was $5,078,735,893 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                 $318,804,534
Unrealized depreciation                                  (98,747,077)
                                                         -----------
Net unrealized appreciation                             $220,057,457

PART C. OTHER INFORMATION

Item 23.        Exhibits

(a)(1) Articles of Incorporation, dated August 31, 1995, filed electronically on or about September 1, 1995, as Exhibit 1 to Registration Statement No. 33-63909, are incorporated by reference.

(a)(2) Articles of Amendment dated April 4, 1996, filed electronically on or about April 17, 1996, as Exhibit 1(b) to Registrant's Pre-Effective Amendment No. 1 are incorporated by reference.

(b) By-laws effective April 24, 1996, filed electronically on or about April 17, 1996, as Exhibit 2 to Registrant's Pre-Effective Amendment No. 1 are incorporated by reference.

(c)      Instruments Defining Rights of Security Holders:  Not Applicable.

(d)      Investment Advisory contracts:  Not Applicable.

(e) Distribution Agreement between Strategist Tax-Free Income Fund, Inc. on behalf of Strategist Tax-Free High Yield Fund and American Express Financial Advisors Inc. dated October 1, 1999, is filed electronically herewith.

(f)      Bonus or Profit Sharing Contracts:  Not Applicable.

g(1) Custodian Agreement between Strategist Tax-Free Income Fund, Inc. on behalf of Strategist Tax-Free High Yield Fund and American Express Trust Company dated May 13, 1996, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 33-63909, is incorporated by reference.

g(2) Addendum to the Custodian Agreement among Strategist Tax-Free Income Fund, Inc. on behalf of Strategist Tax-Free High Yield Fund, American Express Trust Company and American Express Financial Corporation executed on May 13, 1996, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 33-63909, is incorporated by reference.

h(1) Administrative Services Agreement between Strategist Tax-Free Income Fund, Inc. on behalf of Strategist Tax Free High Yield Fund and American Express Financial Corporation dated May 13, 1996, filed electronically as Exhibit 9(b) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 33-63909, is incorporated by reference.

h(2) Agreement and Declaration of Unitholders between Strategist Tax-Free Income Fund, Inc. and IDS High Yield Tax-Exempt Fund, Inc. dated
         May 13, 1996, filed electronically as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 33-63909, is incorporated by reference.

h(3) Transfer Agency Agreement between Strategist Tax-Free Income Fund, Inc. on behalf of Strategist Tax-Free High Yield Fund and American Express Client Service Corporation dated Jan. 1, 1998, filed electronically as Exhibit h(3) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No.33-63909, is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of securities being registered is filed electronically herewith.

(j)      Independent Auditors Consent is filed electronically herewith.

(k)      Omitted Financial Statements:  Not Applicable.

(l) Share Purchase Agreement between Strategist Tax-Free Income Fund, Inc. and American Express Financial Corporation dated April 16, 1996, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 33-63909, is incorporated by reference.

(m)      Plan and Agreement of Distribution: Not Applicable.

(n)      Financial Data Schedules: Not Applicable.

(o)      Rule 18f-3 Plan:  Not Applicable.

(p)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement dated April 19, 1999 is filed electronically herewith.

(p)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement dated April 20, 1999 is filed electronically herewith.

(p)(3) Trustees' Power of Attorney to sign amendments to this Registration Statement dated January 13, 2000 is filed electronically herewith.

(p)(4) Officers' Power of Attorney to sign Amendments to this Registration Statement dated January 13, 2000 is filed electronically herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant

                  None.

Item 25. Indemnification

Reference is hereby made to Article IV of Registrant's Articles of Incorporation filed electronically on or about Nov. 1, 1995, as Exhibit 1 to Registrant's initial registration statement and Article X of Registrant's By-laws filed electronically on or about April 17, 1996, as Exhibit 2 to Registrant's Pre-Effective Amendment No. 1.



American Express Financial Corporation is the investment advisor of the Portfolios of the Trust.

Item 26.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- ----------------------------

Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------
Ronald G. Abrahamson,           American Express Client      IDS Tower 10                 Director and Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Alger,               American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter J. Anderson,              Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director and Chairman of
                                Management Group Inc.                                     the Board

                                American Express Asset                                    Director, Chairman of the
                                Management International,                                 Board and Executive Vice
                                Inc.                                                      President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Capital Holdings Inc.                                 Director and President

                                IDS Futures Corporation                                   Director

                                NCM Capital Management       2 Mutual Plaza               Director
                                Group, Inc.                  501 Willard Street
                                                             Durham, NC  27701
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ward D. Armstrong,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Baker,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Senior Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Joseph M. Barsky III,           American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,            American Centurion Life      IDS Tower 10                 Director and President
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Executive Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Director and President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

John C. Boeder,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas W. Brewers,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Karl J. Breyer,                 American Express Financial   IDS Tower 10                 Senior Vice President
Director, Corporate Senior      Advisors Inc.                Minneapolis, MN 55440
Vice President

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Minnesota                                Director
                                Foundation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Cynthia M. Carlson,             American Enterprise          IDS Tower 10                 Director, President and
Vice President                  Investment Services Inc.     Minneapolis, MN 55440        Chief Executive Officer

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mark W. Carter,                 American Express Financial   IDS Tower 10                 Senior Vice President and
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        Chief Marketing Officer
President and Chief Marketing
Officer

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

James E. Choat,                 American Centurion Life      IDS Tower 10                 Executive Vice President
Director and Senior Vice        Assurance Company            Minneapolis, MN 55440
President

                                American Enterprise Life                                  Director, President and
                                Insurance Company                                         Chief Executive Officer

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Executive Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Kenneth J. Ciak,                AMEX Assurance Company       IDS Tower 10                 Director and President
Vice President and General                                   Minneapolis, MN 55440
Manager

                                American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager

                                IDS Property Casualty        1 WEG Blvd.                  Director and President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul A. Connolly,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Colleen Curran,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Luz Maria Davis                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas K. Dunning,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon L. Eid,                  American Express Financial   IDS Tower 10                 Senior Vice President,
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        General Counsel and Chief
President, General Counsel                                                                Compliance Officer
and Chief Compliance Officer

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Compliance Officer

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Wyoming Inc.

                                IDS Real Estate Services,                                 Vice President
                                Inc.

                                Investors Syndicate                                       Director
                                Development Corp.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Robert M. Elconin,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon M. Fines,                American Express Asset       IDS Tower 10                 Senior Vice President and
Vice President                  Management Group Inc.        Minneapolis, MN 55440        Chief Investment Officer

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas L. Forsberg,            American Centurion Life      IDS Tower 10                 Director
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Director, President and
                                Advisors Japan Inc.                                       Chief Executive Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey P. Fox,                 American Enterprise Life     IDS Tower 10                 Vice President and
Vice President and Corporate    Insurance Company            Minneapolis, MN 55440        Controller
Controller

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Corporate Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Harvey Golub,                   American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Executive Officer
                                                             New York, NY  10285

                                American Express Travel                                   Chairman and Chief
                                Related Services Company,                                 Executive Officer
                                Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

David A. Hammer,                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Marketing    Advisors Inc.                Minneapolis, MN 55440        Marketing Controller
Controller

                                IDS Plan Services of                                      Director and Vice President
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,               AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance Company

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and Vice
                                Insurance Company                                         President

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Vice President

                                IDS Life Variable Annuity                                 Vice President
                                Funds A and B

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Scott A. Hawkinson,             American Express Financial   IDS Tower 10                 Vice President and
Vice President and Controller   Advisors Inc.                Minneapolis, MN 55440        Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Janis K. Heaney,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Darryl G. Horsman,              American Express Trust       IDS Tower 10                 Director and President
Vice President                  Company                      Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,              AMEX Assurance Company       IDS Tower 10                 Vice President, Treasurer
Vice President and Corporate                                 Minneapolis, MN 55440        and Assistant Secretary
Treasurer

                                American Centurion Life                                   Vice President and
                                Assurance Company                                         Treasurer

                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Minnesota                                Vice President and
                                Foundation                                                Treasurer

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Partners Life                                    Vice President and
                                Insurance Company                                         Treasurer

                                IDS Cable Corporation                                     Director, Vice President
                                                                                          and Treasurer

                                IDS Cable II Corporation                                  Director, Vice President
                                                                                          and Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Certificate Company                                   Vice President and
                                                                                          Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Alabama Inc.                                              Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Massachusetts Inc.                                        Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                New Mexico Inc.                                           Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                North Carolina Inc.                                       Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Wyoming Inc.                                              Treasurer

                                IDS Life Insurance Company                                Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund Inc.                                 Vice President and
                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Treasurer

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS Sales Support Inc.                                    Vice President and
                                                                                          Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corp.                                         Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

David R. Hubers,                AMEX Assurance Company       IDS Tower 10                 Director
Director, President and Chief                                Minneapolis, MN 55440
Executive Officer

                                American Express Financial                                Chairman, President and
                                Advisors Inc.                                             Chief Executive Officer

                                American Express Service                                  Director and President
                                Corporation

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director

                                IDS Plan Services of                                      Director and President
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Martin G. Hurwitz,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Debra A. Hutchinson             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Jensen,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------

Marietta L. Johns,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Nancy E. Jones,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ora J. Kaine,                   American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Linda B. Keene,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

G. Michael Kennedy,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan D. Kinder,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Richard W. Kling,               AMEX Assurance Company       IDS Tower 10                 Director
Director and Senior Vice                                     Minneapolis, MN 55440
President

                                American Centurion Life                                   Director and Chairman of
                                Assurance Company                                         the Board

                                American Enterprise Life                                  Director and Chairman of
                                Insurance Company                                         the Board

                                American Express                                          Director and President
                                Corporation

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Director and President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President
                                Corporation

                                American Partners Life                                    Director and Chairman of
                                Insurance Company                                         the Board

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board

                                IDS Insurance Agency of                                   Director and President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and President
                                Wyoming Inc.

                                IDS Life Insurance Company                                Director and President

                                IDS Life Series Fund, Inc.                                Director and President

                                IDS Life Variable Annuity                                 Manager, Chairman of the
                                Funds A and B                                             Board and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

                                IDS Life Insurance Company   P.O. Box 5144                Director and Chairman of
                                of New York                  Albany, NY 12205             the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Knight                  American Express Financial   IDS Tower 10                 Vice President
                                Advisors                     Minneapolis, MN  55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                IDS Life Series Fund, Inc.                                Vice President and Chief
                                                                                          Actuary

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Claire Kolmodin,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Steve C. Kumagai,               American Express Financial   IDS Tower 10                 Director and Senior Vice
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440        President
President

Kurt A Larson,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lori J. Larson,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Daniel E. Laufenberg,           American Express Financial   IDS Tower 10                 Vice President and Chief
Vice President and Chief U.S.   Advisors Inc.                Minneapolis, MN 55440        U.S. Economist
Economist
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter A. Lefferts,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Trust                                    Director
                                Company

                                IDS Plan Services of                                      Director
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Lennick,             American Express Financial   IDS Tower 10                 Director and Executive
Director and Executive Vice     Advisors Inc.                Minneapolis, MN 55440        Vice President
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mary J. Malevich,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Fred A. Mandell,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy J. Masek                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Director     Advisors Inc.                Minneapolis, MN 55440        Director of Global Research
of Global Research
------------------------------- ---------------------------- ---------------------------- ----------------------------

Sarah A. Mealey,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paula R. Meyer,                 American Enterprise Life     IDS Tower 10                 Vice President
Vice President                  Insurance Company            Minneapolis, MN 55440

                                American Express                                          Director
                                Corporation

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and President
                                Insurance Company

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                Investors Syndicate                                       Director, Chairman of the
                                Development Corporation                                   Board and President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

William P. Miller,              Advisory Capital             IDS Tower 10                 Vice President
Vice President and Senior       Strategies Group Inc.        Minneapolis, MN 55440
Portfolio Manager

                                American Express Asset                                    Senior Vice President and
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Financial                                Vice President and Senior
                                Advisors Inc.                                             Portfolio Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Shashank B. Modak               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Pamela J. Moret,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Vice President
                                Company

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barry J. Murphy,                American Express Client      IDS Tower 10                 Director and President
Director and Senior Vice        Service Corporation          Minneapolis, MN 55440
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

Mary Owens Neal,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael J. O'Keefe,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James R. Palmer,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Carla P. Pavone,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Thomas P. Perrine,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan B. Plimpton,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald W. Powell,               American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                IDS Cable Corporation                                     Vice President and
                                                                                          Assistant Secretary

                                IDS Cable II Corporation                                  Vice President and
                                                                                          Assistant Secretary

                                IDS Management Corporation                                Vice President and
                                                                                          Assistant Secretary

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Assistant Secretary

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Punch,                 American Express Financial   IDS Tower 10                 Vice President and Project
Vice President and Project      Advisors Inc.                Minneapolis, MN 55440        Manager
Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Frederick C. Quirsfeld,         American Express Asset       IDS Tower 10                 Senior Vice President and
Director and Senior Vice        Management Group Inc.        Minneapolis, MN 55440        Senior Portfolio Manager
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

Rollyn C. Renstrom,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

ReBecca K. Roloff,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stephen W. Roszell,             Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Trust                                    Director
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Erven A. Samsel,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Theresa M. Sapp                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,             AMEX Assurance Company       IDS Tower 10                 Director
Director, Senior Vice                                        Minneapolis, MN 55440
President and Chief Financial
Officer

                                American Enterprise Life                                  Executive Vice President
                                Insurance Company

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life                                    Director and Vice President
                                Insurance Agency

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Executive Vice President
                                                                                          and Controller

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Donald K. Shanks,               AMEX Assurance Company       IDS Tower 10                 Senior Vice President
Vice President                                               Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Senior Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

F. Dale Simmons,                AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Vice President
                                Insurance Company

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Partnership Services                                  Director and Vice President
                                Corporation

                                IDS Real Estate Services                                  Chairman of the Board and
                                Inc.                                                      President

                                IDS Realty Corporation                                    Director and Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Judy P. Skoglund,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Bridget Sperl,                  American Express Client      IDS Tower 10                 Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lisa A. Steffes,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,          American Enterprise Life     IDS Tower 10                 Director, Vice President,
Vice President and Assistant    Insurance Company            Minneapolis, MN 55440        General Counsel and
General Counsel                                                                           Secretary

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Partners Life                                    Director, Vice President,
                                Insurance Company                                         General Counsel and
                                                                                          Secretary

                                IDS Life Insurance Company                                Vice President, General
                                                                                          Counsel and Secretary

                                IDS Life Series Fund Inc.                                 General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James J. Strauss,               American Express Financial   IDS Tower 10                 Vice President
Vice President and General      Advisors Inc.                Minneapolis, MN 55440
Auditor
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey J. Stremcha,            American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Barbara Stroup Stewart,         American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Keith N. Tufte                  American Express Financial   IDS Tower 10                 Vice President and
Vice President and Director     Advisors Inc.                Minneapolis, MN 55440        Director of Equity Research
of Equity Research
------------------------------- ---------------------------- ---------------------------- ----------------------------

Norman Weaver Jr.,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael L. Weiner,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Capital Holdings Inc.                                 Vice President

                                IDS Futures Brokerage Group                               Vice President

                                IDS Futures Corporation                                   Vice President, Treasurer
                                                                                          and Secretary

                                IDS Sales Support Inc.                                    Director, Vice President
                                                                                          and Assistant Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lawrence J. Welte,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffry F. Welter,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Edwin M. Wistrand,              American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Legal Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael D. Wolf,                American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440        and Senior Portfolio
                                                                                          Manager

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael R. Woodward,            American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------


Item 27. Principal Underwriters.

(a) American Express Service Corporation acts as principal underwriter for the following investment companies:

         Strategist Income Fund, Inc.;  Strategist Growth Fund, Inc.; Strategist
         Growth and Income Fund, Inc.;  Strategist World Fund, Inc.;  Strategist
         Tax-Free  Income  Fund,  Inc.,  APL  Variable  Annuity  Account  1, ACL
         Variable Annuity Account 1 and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address    Position and Offices with           Offices with Registrant
                                       Underwriter
-------------------------------------- ----------------------------------- -----------------------------------
Ward D. Armstrong                      Vice President                      None
IDS Tower 10
Minneapolis, MN  55440

John C. Boeder                         Vice President                      None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                     Vice President                      None
IDS Tower 10
Minneapolis, MN  55440

John R. Cattau                         Vice President                      None
American Express Tower
World Financial Center
New York, NY  10285

Colleen Curran                         Vice President and Chief Legal      None
IDS Tower 10                           Counsel
Minneapolis, MN  55440

David R. Hubers                        Director and President              None
IDS Tower 10
Minneapolis, MN  55440

James A. Jacobs                        Vice President                      None
IDS Tower 10
Minneapolis, MN  55440

Nancy E. Jones                         Vice President                      None
IDS Tower 10
Minneapolis, MN  55440

Verna J. Kaufman                       Vice President                      None
IDS Tower 10
Minneapolis, MN  55440

Richard W. Kling                       Vice President                      None
IDS Tower 10
Minneapolis, MN  55440

Timothy S. Meehan                      Secretary                           None
IDS Tower 10
Minneapolis, MN  55440

Julia K. Morton                        Vice President and Chief            None
IDS Tower 10                           Financial Officer
Minneapolis, MN  55440

Ann M. Richter                         Vice President and Chief            None
IDS Tower 10                           Compliance Officer
Minneapolis, MN  55440




Item 27(c).           Not applicable.

Item 28.              Location of Accounts and Records

                      American Express Financial Corporation
                      IDS Tower 10
                      Minneapolis, MN  55440

Item 29.              Management Services

                      Not Applicable.

Item 30.              Undertakings

                      Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Strategist Tax-Free Income Fund, Inc., certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and the State of Minnesota on the 26th day of January, 2000.

                                    STRATEGIST TAX-FREE INCOME FUND, INC.


                                    By /s/  James A. Mitchell**
                                            James A. Mitchell
                                            President


                                    By /s/  John M. Knight
                                            John M. Knight
                                            Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of January, 2000.

Signature                                            Title

/s/      Rodney P. Burwell*                          Director
         Rodney P. Burwell

/s/      Jean B. Keffeler*                           Director
         Jean B. Keffeler

/s/      Thomas R. McBurney*                         Director
         Thomas R. McBurney

/s/      James A. Mitchell*                          President
         James A. Mitchell

/s/      John R. Thomas*                             Director
         John R. Thomas

*Signed pursuant to Directors' Power of Attorney dated April 19, 1999, filed electronically herewith as Exhibit (p)(1), by:


/s/  Eileen J. Newhouse
     Eileen J. Newhouse

**Signed pursuant Officers' Power of Attorney dated April 20, 1999, filed electronically herewith as Exhibit (p)(2), by:



/s/  Eileen J. Newhouse
     Eileen J. Newhouse

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TAX-FREE INCOME TRUST consents to the filing of this Amendment to the Registration Statement signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 26th day of January, 1999.

                                    TAX-FREE INCOME TRUST

                                    By /s/Arne H. Carlson****
                                          Arne H. Carlson
                                          Chief Executive Officer

                                    By /s/John M. Knight
                                          John M. Knight
                                          Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of January, 2000.

Signatures                                           Capacity

/s/  H. Brewster Atwater, Jr.***                     Trustee
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson***                              Chairman of the Board
     Arne H. Carlson

/s/  Lynne V. Cheney***                              Trustee
     Lynne V. Cheney

/s/  William H. Dudley***                            Trustee
     William H. Dudley

/s/  David R. Hubers***                              Trustee
     David R. Hubers

/s/  Heinz F. Hutter***                              Trustee
     Heinz F. Hutter

/s/  Anne P. Jones***                                Trustee
     Anne P. Jones

/s/  William R. Pearce***                            Trustee
     William R. Pearce

/s/  Alan K. Simpson***                              Trustee
     Alan K. Simpson

/s/  John R. Thomas***                               Trustee
     John R. Thomas

/s/  C. Angus Wurtele***                             Trustee
     C. Angus Wurtele

***Signed pursuant to Trustees' Power of Attorney dated January 13, 2000, filed electronically herewith as Exhibit (p)(3), by:



/s/ Leslie L. Ogg
Leslie L. Ogg

****Signed pursuant to Officers' Power of Attorney dated January 13, 2000, filed electronically herewith as Exhibit (p)(4), by:



/s/ Leslie L. Ogg
Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 6 TO REGISTRATION STATEMENT NO. 33-63909


This post-effective amendment comprises the following papers and documents:

The facing sheet.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.
         Financial Statements

Part C.

         Other Information.

The signatures.